Securities Act File No. 033-73248

Investment Company Act File No. 811-08228

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 117	x

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Post-Effective Amendment No. 118	x

THE TIMOTHY PLAN

(Exact Name of Registrant as Specified in Charter)

1055 MAITLAND CENTER COMMONS

MAITLAND, FL 32751

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (407) 644-1986

ARTHUR D. ALLY,

1055 MAITLAND CENTER COMMONS

MAITLAND, FL 32751

(Name and Address of Agent for Service)

Copies to:

DAVID C. MAHAFFEY, ESQ.

Sullivan & Worchester LLP

1666 K Street, NW

Washington, DC 20006

BRITTANY WEISE, ESQ.

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to paragraph (b)

X	on August 14, 2023, pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on (date) pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

A Rule 24f-2 Notice for the Trust’s fiscal year ended December 31,2022 was filed on March 14, 2023,

 This filing is made in order to respond to Staff comments with respect to the registration of a new class of shares for The Timothy Plan Strategy Growth Fund and The Timothy Conservative Growth Fund and to make other permissible changes under Rule 485(b).

Prospectus

August 14, 2023

TIMOTHY PLAN FAMILY OF FUNDS

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT IS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.

THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED. THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Section 1 | Fund Summaries
This section provides an overview of the Funds, including investment objectives, fees and expenses, and historical performance information.
Strategic Growth	4
Conservative Growth	10
Section 2 | Description of Our Funds
This section sets forth a general description of the important information you should know about each of our Funds.
Asset Allocation Funds	16
Section 3 | Who Manages Your Money
This section gives you a detailed discussion of our Investment Advisor and Investment Managers.
The Investment Advisor	25
Section 4 | How You Can Buy and Sell Shares
This section provides the information you need to move money into or out of your account.
What Share Classes We Offer	26
How to Buy Shares	26
How to Sell Shares	29
Section 5 | General Information
This section summarizes the Funds' distribution policies and other general Fund information.
Dividends, Distributions and Taxes	31
Net Asset Value	31
Fair Value Pricing	31
Frequent Trading	32
Fund Service Providers	32
Code of Ethics	32
Section 6 | Privacy Policy
This section summarizes the Funds' privacy policies.
Privacy Policy and Customer Identification Program	33
Section 7 | Financial Highlights
This section provides the Funds' financial performance for the past five fiscal periods.
Strategic Growth	36
Conservative Growth	37
Section 8 | For More Information
This section tells you how to obtain additional information relating to the Funds.
More Information	38

PROSPECTUS (CLASS I) / 2

Section 1 |	Fund Summaries

The Timothy Plan believes it has a moral and ethical responsibility to invest in a biblically responsible manner. Accordingly, we strive to ensure our Funds do not invest in any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles. Securities issued by companies engaged in these activities are excluded from the Funds' portfolios. They are referred to throughout this Prospectus (the "Prospectus") as "Excluded Securities." Our Funds will not intentionally purchase excluded Securities.

Timothy Partners, Ltd. ("TPL") is Investment Advisor to the Funds and is responsible for determining what companies are deemed Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but could be found offensive to fundamental, traditional Judeo-Christian values. The Advisor establishes the Biblically Responsible Investing parameters that are employed by the research service provider in the creation of the “excluded list of companies” that may not be placed into any Timothy Plan portfolio. The research company may not alter, delete, or employ additional parameters without the prior knowledge and consent of the Advisor.

Further, suppose any of our Funds subsequently discovers a company is engaged in a prohibited practice. In that case, that security will be sold as soon as it is reasonably practicable.

FUND SUMMARIES

PROSPECTUS (CLASS I) / 3

 Fund Summary

August 14, 2023

Strategic Growth Fund

Investment Objective

The investment objective of the Fund is to generate medium to high levels of long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees, to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee	0.65%
Distribution/Service (12b-1 Fees)	0.00%
Other Expenses (1)	0.44%
Acquired Funds Fees and Expenses (2)	0.83%
Total annual fund operating expenses(3)	1.92%

(1)	“Other Expenses” have been estimated for the first year of operation of the Class I shares.
(2)	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies.
(3)	Total Annual Fund Operating Expenses may not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 YEARS	10 Years
$195	$603	$1,037	$2,243

Your costs for this share class would be the same whether or not you redeem your shares at the end of any period.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

FUND SUMMARIES

PROSPECTUS (CLASS I) / 4

Principal Investment Strategies

The Fund normally will invest at least 75% of its total assets in the following Traditional Funds and ETFs according to the following approximate range of percentages:

tIMOTHY pLAN tRADITIONAL fUNDS	% of Fund's Net Assets Invested in Traditional Fund
Fixed Income	0 – 20%
High Yield Bond	5 – 15%
International	0 – 20%
Defensive Strategies	5 – 30%

tIMOTHY pLAN Exchange Traded fUNDS	% of Fund's Net Assets Invested in ETFS
US Small Cap Core ETF	0 – 20%
US Large / Mid Cap Core Enhanced ETF	0 – 40%
High Dividend Stock Enhanced ETF	0 –20%
Market Neutral ETF	0 – 20%
International ETF	0 – 30%

Timothy Partners, Ltd. ("TPL"), in its best efforts to meet or exceed the objectives of the Fund, will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. Based on the market analyses, among other things, the allocations will be adjusted to more heavily reflect the growth or value sectors, whether equity or debt instruments appear to be more advantageous, and whether a cash position is considered appropriate. On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, and will reallocate for any new underlying funds in which the Fund may elect to invest. The Advisor also will reallocate the Fund's investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

Principal Risks of Investing in the Fund

The Fund's investments are subject to the following principal risks:

General Risk. As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Portfolio Risk

The Fund is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Fund invests:

Commodities-based Exchange Traded Funds Risk. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in underlying funds holding Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side); therefore the risks include missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible an underlying Fund's entire ETF investment could be lost. Also, ETF's have expenses associated with them, and although indirect, these expenses may cause the Fund's return to be lower.

Country-Specific Risk. One underlying fund invests in Israeli securities, and Israel is subject to unique political and economic risks. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign country.

FUND SUMMARIES

PROSPECTUS (CLASS I) / 5

Credit Risk. If investment grade bonds are downgraded in credit rating or go into default, the result could be a loss of value, and the Fund could lose money. The degree of risk for a particular security may or may not be reflected in its credit rating. Bonds that are unrated, or rated BBB by Standard & Poor's at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities. High yield securities are subject to greater risk of loss than investment grade securities. Unrated bonds or bonds rated BB or lower by Standard & Poor's at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Currency Risk. Securities represented by ADRs are foreign stocks denominated in non-U.S. currency, and there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities. For securities that are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Emerging Market Risk. Investments in the securities of emerging countries may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies and investments in a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect investments in emerging foreign countries.

Equity Market Risk. Overall, stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Exchange Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors indirectly bear fees and expenses charged by the underlying ETFs in addition to the Fund's direct fees and expenses. There are also brokerage costs incurred when purchasing ETFs. In addition, losses of the underlying ETF and the level of risk arising from the investment practices of an underlying ETF may impact returns.

Excluded Security Risk. Because the underlying Funds do not invest in Excluded Securities (including certain REITs) and will divest themselves of securities that are subsequently discovered to be ineligible, the Fund may be riskier than similar funds that invest in underlying funds that invest in broader arrays of securities.

Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of fixed income securities decrease. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements. Such defaults could result in losses to the Fund.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments and may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Underlying Funds owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

Growth Risk. Some underlying Funds invest in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager's perception of a company's growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund's return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "growth" stocks may perform differently from the market as a whole and other types of securities.

High Portfolio Turnover Risk. Higher portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.

High Yield Security Risk. Investments in fixed income securities that are rated below investment grade ("high yield securities") by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect an underlying Fund's ability to buy or sell optimal quantities of high yield securities at desired prices.

FUND SUMMARIES

PROSPECTUS (CLASS I) / 6

Interest Rate Risk. When interest rates rise, bond prices fall; the higher an underlying Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the underlying Fund is to interest rate risk.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund's return to be lower.

Issuer-Specific Risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Management Risk. An Advisor's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which an underlying Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Municipal Securities Risk. The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. An underlying Fund's right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/ or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Non-Diversification Risk. Because the underlying Funds may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on a Fund than if the Fund's investments were more widely distributed.

Precious Metals Risk. The Fund's gold and silver may be subject to loss, damage, theft, or restriction on access, and the Fund's recovery may be limited, even in the event of fraud, to the market value of the metals at the time the fraud is discovered. International crises may motivate large-scale sales of precious metals which could decrease their prices and adversely affect the value of the Shares. The price of metals may also be adversely affected by the sale of gold or silver by ETFs or other exchange traded vehicles tracking the precious metals markets. In the event of the insolvency of the Custodian, a liquidator may seek to freeze access to the metals held in all of the accounts held by the Custodian, including the Fund's Allocated Account. Although the Fund would retain legal title to the allocated gold and silver bars, the Fund could incur expenses in connection with obtaining control of the allocated gold or silver, and the assertion of a claim by such liquidator for unpaid fees could delay redemptions.

Real Estate Investment Trust Risk. To the extent underlying Funds invest in real estate investment trusts, the Fund is subject to risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by underlying Funds, the more sensitive the Fund is to interest rate risks. The underlying Funds are also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

Sector Risk. If certain industry sectors or types of securities don't perform as well as the managers of the underlying Funds expect, the Fund's performance could suffer.

Small Cap Company Risk. Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

FUND SUMMARIES

PROSPECTUS (CLASS I) / 7

Sovereign Debt Risk. The underlying Funds may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the underlying Funds' net asset values, may be more volatile than prices of U.S. debt obligations.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Treasury-Inflation Protected Securities Risk. Because the real rate of return offered by TIPS, which represents the growth of purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "value" stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

Past performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index.  Because Class I shares of the Fund had not commenced operations as of the date of this prospectus, the returns shown are those of the Class A shares. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Class A shares commenced operation on October 5, 2000. Returns for Class I would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would only differ to the extent expenses are different. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares before sales charges

(for calendar years ending on December 31)

Best Quarter	Worst Quarter
Jun-20	Mar-20
13.73%	-18.01%

FUND SUMMARIES

PROSPECTUS (CLASS I) / 8

Average Annual Total Returns

(for periods ending on December 31, 2022)

	Class A (3)
Strategic Growth	1 Year	5 Year	10 Year
Return before taxes	-18.47%	0.51%	3.08%
Other Expenses	-19.68%	-0.34%	2.58%
Return after taxes on distributions and sale of shares (1)	-9.89%	0.45%	2.43%
Dow Jones Moderately Aggressive Portfolio Index (2) (reflects no deduction for fees, expenses or taxes)	-15.59%	4.58%	7.40%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2)	The Dow Jones Moderately Aggressive Portfolio Index is a member of the Relative Risk Index Series and designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor's desired risk profile. The Dow Jones Moderately Aggressive Portfolio Index risk level is set to 80% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months). It is not possible to invest directly in an index.
(3)	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.

Investment Advisor

Timothy Partners, Ltd.

Portfolio Manager

Arthur D. Ally, President of Timothy Partners, Ltd., has served the Fund since October 1, 2000.

Purchase and Sale of Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. Class I shares are only available to fee-based investment advisors for the benefit of their clients, institutional investors, and certain investment platforms. The minimum initial purchase or exchange into the Fund ranges from $100,000 to $0, depending upon account type. The minimum subsequent investment amount ranges from $25,000 to $0, depending upon account type. The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payment to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARIES

PROSPECTUS (CLASS I) / 9

 Fund Summary

August 14, 2023

Conservative Growth Fund

Investment Objective

The investment objective of the Fund is to generate moderate levels of long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees, to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee	0.65%
Distribution/Service (12b-1 Fees)	0.00%
Other Expenses(1)	0.39%
Acquired Funds Fees and Expenses (2)	0.92%
Total annual fund operating expenses(3)	1.96%

(1)	“Other Expenses” have been estimated for the first year of operation of the Class I shares.
(2)	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies.
(3)	Total Annual Fund Operating Expenses may not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 YEARS	10 Years
$199	$615	$1,057	$2,285

Your costs for this share class would be the same whether or not you redeem your shares at the end of any period.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

FUND SUMMARIES

PROSPECTUS (CLASS I) / 10

Principal Investment Strategies

The Fund normally will invest at least 75% of its total assets in the following Traditional Funds and ETFs according to the following approximate range of percentages:

tIMOTHY pLAN tRADITIONAL fUNDS	% of Fund's Net Assets Invested in Traditional Fund
Fixed Income	20 – 40%
High Yield Bond	5 – 15%
International	0 – 20%
Defensive Strategies	5 – 30%

tIMOTHY pLAN Exchange Traded fUNDS	% of Fund's Net Assets Invested in ETFS
US Small Cap Core ETF	0 – 15%
US Large / Mid Cap Core Enhanced ETF	0 – 30%
High Dividend Stock Enhanced ETF	0 –25%
Market Neutral ETF	0 – 30%
International ETF	0 – 25%

Timothy Partners, Ltd. ("TPL"), in its best efforts to meet or exceed the objectives of the Fund, will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. Based on the market analyses, among other things, the allocations will be adjusted to more heavily reflect the growth or value sectors, whether equity or debt instruments appear to be more advantageous, and whether a cash position is considered appropriate. On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, and will reallocate for any new underlying funds in which the Fund may elect to invest. The Advisor also will reallocate the Fund's investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

Principal Risks of Investing in the Fund

The Fund's investments are subject to the following principal risks:

General Risk. As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

FUND SUMMARIES

PROSPECTUS (CLASS I) / 11

Portfolio Risk

The Fund is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Fund invests:

Commodities-based Exchange Traded Funds Risk. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in underlying funds holding Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the risks include missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible an underlying Fund's entire ETF investment could be lost. Also, ETF's have expenses associated with them, and although indirect, these expenses may cause the Fund's return to be lower.

Country-Specific Risk. One underlying fund invests in Israeli securities, and Israel is subject to unique political and economic risks. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign country.

Credit Risk. If investment grade bonds are downgraded in credit rating or go into default, the result could be a loss of value, and the Fund could lose money. The degree of risk for a particular security may or may not be reflected in its credit rating. Bonds that are unrated, or rated BBB by Standard & Poor's at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities. High yield securities are subject to greater risk of loss than investment grade securities. Unrated bonds or bonds rated BB or lower by Standard & Poor's at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Currency Risk. Securities represented by ADRs are foreign stocks denominated in non-U.S. currency, and there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities. For securities that are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Emerging Market Risk. Investments in the securities of emerging countries may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies and investments in a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect investments in emerging foreign countries.

Equity Market Risk. Overall, stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Exchange Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors indirectly bear fees and expenses charged by the underlying ETFs in addition to the Fund's direct fees and expenses. There are also brokerage costs incurred when purchasing ETFs. In addition, losses of the underlying ETF and the level of risk arising from the investment practices of an underlying ETF may impact returns.

Excluded Security Risk. Because the underlying Funds do not invest in Excluded Securities (including certain REITs) and will divest themselves of securities that are subsequently discovered to be ineligible, the Fund may be riskier than similar funds that invest in underlying funds that invest in broader arrays of securities.

Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of fixed income securities decrease. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements. Such defaults could result in losses to the Fund.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments and may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Underlying Funds owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

FUND SUMMARIES

PROSPECTUS (CLASS I) / 12

Growth Risk. Some underlying Funds invest in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager's perception of a company's growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund's return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "growth" stocks may perform differently from the market as a whole and other types of securities.

High Portfolio Turnover Risk. The Fund has in the past experienced high portfolio turnover (greater than 100%). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.

High Yield Security Risk. Investments in fixed income securities that are rated below investment grade ("high yield securities") by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) may be subject to greater risk of loss of principal and interest than investments in higher-rated, fixed income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect an underlying Fund's ability to buy or sell optimal quantities of high yield securities at desired prices.

Interest Rate Risk. When interest rates rise, bond prices fall; the higher an underlying Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the underlying Fund is to interest rate risk.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund's return to be lower.

Issuer-Specific Risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Management Risk. An Advisor's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which an underlying Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Municipal Securities Risk. The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. An underlying Fund's right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/ or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Non-Diversification Risk. Because the underlying Funds may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on a Fund than if the Fund's investments were more widely distributed.

Precious Metals Risk. The Fund's gold and silver may be subject to loss, damage, theft, or restriction on access, and the Fund's recovery may be limited, even in the event of fraud, to the market value of the metals at the time the fraud is discovered. International crises may motivate large-scale sales of precious metals which could decrease their prices and adversely affect the value of the Shares. The price of metals may also be adversely affected by the sale of gold or silver by ETFs or other exchange traded vehicles tracking the precious metals markets. In the event of the insolvency of the Custodian, a liquidator may seek to freeze access to the metals held in all of the accounts held by the Custodian, including the Fund's Allocated Account. Although the Fund would retain legal title to the allocated gold and silver bars, the Fund could incur expenses in connection with obtaining control of the allocated gold or silver, and the assertion of a claim by such liquidator for unpaid fees could delay redemptions.

FUND SUMMARIES

PROSPECTUS (CLASS I) / 13

Real Estate Investment Trust Risk. To the extent underlying Funds invest in real estate investment trusts, the Fund is subject to risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by underlying Funds, the more sensitive the Fund is to interest rate risks. The underlying Funds are also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

Sector Risk. If certain industry sectors or types of securities don't perform as well as the managers of the underlying Funds expect, the Fund's performance could suffer.

Small Cap Company Risk. Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Sovereign Debt Risk. The underlying Funds may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the underlying Funds' net asset values, may be more volatile than prices of U.S. debt obligations.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Treasury-Inflation Protected Securities Risk. Because the real rate of return offered by TIPS, which represents the growth of purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "value" stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

Past performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index.  Because Class I shares of the Fund had not commenced operations as of the date of this prospectus, the returns shown are those of the Class A shares. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Class A shares commenced operation on October 5, 2000. Returns for Class I would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would only differ to the extent expenses are different. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

FUND SUMMARIES

PROSPECTUS (CLASS I) / 14

Year-by-year Annual Total Returns for Class A Shares before sales charges

(for calendar years ending on December 31)

Best Quarter	Worst Quarter
Jun-20	Mar-20
10.75%	-12.59%

Average Annual Total Returns

(for periods ending on December 31, 2022)

Conservative Growth	Class A (3)
	1 Year	5 Year	10 Year
Return before taxes	-17.68%	-0.12%	1.97%
Return after taxes on distributions	-18.60%	-0.93%	1.26%
Return after taxes on distributions and sale of shares (1)	-9.69%	-0.06%	1.49%
Dow Jones Moderate Portfolio Index (2) (reflects no deduction for fees, expenses or taxes)	-14.97%	3.26%	5.66%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2)	The Dow Jones Moderately Aggressive Portfolio Index is a member of the Relative Risk Index Series and designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor's desired risk profile. The Dow Jones Moderately Aggressive Portfolio Index risk level is set to 80% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months). It is not possible to invest directly in an index.
(3)	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.

Investment Advisor

Timothy Partners, Ltd.

Portfolio Manager

Arthur D. Ally, President of Timothy Partners, Ltd., has served the Fund since October 1, 2000.

Purchase and Sale of Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. Class I shares are only available to fee-based investment advisors for the benefit of their clients, institutional investors, and certain investment platforms. The minimum initial purchase or exchange into the Fund ranges from $100,000 to $0, depending upon account type. The minimum subsequent investment amount ranges from $25,000 to $0, depending upon account type. The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payment to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARIES

PROSPECTUS (CLASS I) / 15

Section 2 |	Description of Our Funds

Asset Allocation Funds

Strategic Growth Fund

The Fund's investment objective is to generate medium to high levels of long-term capital growth. The Fund attempts to achieve its investment strategy by normally investing at least 75% of its total assets in the following Traditional Funds according to the following approximate range of percentages:

tIMOTHY pLAN tRADITIONAL fUNDS	% of Fund's Net Assets Invested in Traditional Fund
Fixed Income	0 – 20%
High Yield Bond	5 – 15%
International	0 – 20%
Defensive Strategies	5 – 30%

tIMOTHY pLAN Exchange Traded fUNDS	% of Fund's Net Assets Invested in ETFS
US Small Cap Core ETF	0 – 20%
US Large / Mid Cap Core Enhanced ETF	0 – 40%
High Dividend Stock Enhanced ETF	0 – 20%
Market Neutral ETF	0 – 20%
International ETF	0 – 30%

Timothy Partners, Ltd. ("TPL"), in its best effort to meet or exceed the objectives of the Funds, will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. Based on the market analyses, among other things, the allocations will be adjusted to more heavily reflect the growth or value sectors, whether equity or debt instruments appear to be more advantageous, and whether a cash position is considered appropriate. On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. The Advisor also will reallocate the Fund's investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

The Fund is subject to the following Principal Risks:

General Risk. As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

FUND SUMMARIES

PROSPECTUS (CLASS I) / 16

Portfolio Risk. The Fund is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Fund invests.

Commodities-based Exchange Traded Funds Risk. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in underlying funds holding Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the risks include missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible an underlying Fund's entire ETF investment could be lost. Also, ETF's have expenses associated with them, and although indirect, these expenses may cause the Fund's return to be lower.

Country-Specific Risk. One underlying fund invests in Israeli securities, and Israel is subject to unique political and economic risks. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign country.

Credit Risk. If investment grade bonds are downgraded in credit rating or go into default, the result could be a loss of value, and the Fund could lose money. The degree of risk for a particular security may or may not be reflected in its credit rating. Bonds that are unrated, or rated BBB by Standard & Poor's at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities. High yield securities are subject to greater risk of loss than investment grade securities. Unrated bonds or bonds rated BB or lower by Standard & Poor's at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Currency Risk. Securities represented by ADRs are foreign stocks denominated in non-U.S. currency, and there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities. For securities that are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities.

Emerging Market Risk. Investments in the securities of emerging countries may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies and investments in a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect investments in emerging foreign countries.

Equity Market Risk. Overall, stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Exchange Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors indirectly bear fees and expenses charged by the underlying ETFs in addition to the Fund's direct fees and expenses. There are also brokerage costs incurred when purchasing ETFs. In addition, losses of the underlying ETF and the level of risk arising from the investment practices of an underlying ETF may impact returns.

Excluded Security Risk. Because the underlying Funds do not invest in Excluded Securities (including certain REITs), and will divest themselves of securities that are subsequently discovered to be ineligible, the Fund may be riskier than similar funds that invest in underlying funds that invest in broader arrays of securities.

Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of fixed income securities decrease. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements. Such defaults could result in losses to the Fund.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments and may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Underlying Funds owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

FUND SUMMARIES

PROSPECTUS (CLASS I) / 17

Growth Risk. Some underlying Funds invest in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager's perception of a company's growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund's return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "growth" stocks may perform differently from the market as a whole and other types of securities.

High Portfolio Turnover Risk. Higher portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.

High Yield Security Risk. Investments in fixed income securities that are rated below investment grade ("high yield securities") by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect an underlying Fund's ability to buy or sell optimal quantities of high yield securities at desired prices.

Interest Rate Risk. When interest rates rise, bond prices fall; the higher an underlying Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the underlying Fund is to interest rate risk.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund's return to be lower.

Issuer-Specific Risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Management Risk. An Advisor's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which an underlying Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Municipal Securities Risk. The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. An underlying Fund's right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as wells as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Non-Diversification Risk. Because the underlying Funds may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on a Fund than if the Fund's investments were more widely distributed.

Precious Metals Risk. The Fund's gold and silver may be subject to loss, damage, theft, or restriction on access, and the Fund's recovery may be limited, even in the event of fraud, to the market value of the metals at the time the fraud is discovered. International crises may motivate large-scale sales of precious metals which could decrease their prices and adversely affect the value of the Shares. The price of metals may also be adversely affected by the sale of gold or silver by ETFs or other exchange traded vehicles tracking the precious metals markets. In the event of the insolvency of the Custodian, a liquidator may seek to freeze access to the metals held in all of the accounts held by the Custodian, including the Fund's Allocated Account. Although the Fund would retain legal title to the allocated gold and silver bars, the Fund could incur expenses in connection with obtaining control of the allocated gold or silver, and the assertion of a claim by such liquidator for unpaid fees could delay redemptions.

FUND SUMMARIES

PROSPECTUS (CLASS I) / 18

Real Estate Investment Trust Risk. To the extent underlying Funds invest in real estate investment trusts, the Fund is subject to risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by underlying Funds, the more sensitive the Fund is to interest rate risks. The underlying Funds are also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

Sector Risk. If certain industry sectors or types of securities don't perform as well as the managers of the underlying Funds expect, the Fund's performance could suffer.

Small Cap Company Risk. Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Sovereign Debt Risk. The underlying Funds may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the underlying Funds' net asset values, may be more volatile than prices of U.S. debt obligations.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Treasury-Inflation Protected Securities Risk. Because the real rate of return offered by TIPS, which represents the growth of purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "value" stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund's return to be lower.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund's business operations, potentially resulting in financial losses; interference with the Fund's ability to calculate its NAV; impediments to trading; the inability of the Fund, the Advisor, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Funds' SAI for Class A and Class C shares. It is also available on the Fund's website, fund.timothyplan.com.

FUND SUMMARIES

PROSPECTUS (CLASS I) / 19

Conservative Growth Fund

The Fund's investment objective is to generate medium to high levels of long-term capital growth. The Fund attempts to achieve its investment strategy by normally investing at least 75% of its total assets in the following Traditional Funds according to the following approximate range of percentages:

tIMOTHY pLAN tRADITIONAL fUNDS	% of Fund's Net Assets Invested in Traditional Fund
Fixed Income	20 – 40%
High Yield Bond	5 – 15%
International	0 – 20%
Defensive Strategies	5 – 30%

tIMOTHY pLAN Exchange Traded fUNDS	% of Fund's Net Assets Invested in ETFS
US Small Cap Core ETF	0 – 15%
US Large / Mid Cap Core Enhanced ETF	0 – 30%
High Dividend Stock Enhanced ETF	0 – 25%
Market Neutral ETF	0 – 30%
International ETF	0 – 25%

Timothy Partners, Ltd. ("TPL") will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. The Advisor also will reallocate the Fund's investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

The Fund is subject to the following Principal Risks:

General Risk. As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Portfolio Risk. The Fund is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Fund invests.

Commodities-based Exchange Traded Funds Risk. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in underlying funds holding Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the risks include missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible an underlying Fund's entire ETF investment could be lost. Also, ETF's have expenses associated with them, and although indirect, these expenses may cause the Fund's return to be lower.

Country-Specific Risk. One underlying fund invests in Israeli securities, and Israel is subject to unique political and economic risks. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign country.

Credit Risk. If investment grade bonds are downgraded in credit rating or go into default, the result could be a loss of value, and the Fund could lose money. The degree of risk for a particular security may or may not be reflected in its credit rating. Bonds that are unrated, or rated BBB by Standard & Poor's at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities. High yield securities are subject to greater risk of loss than investment grade securities. Unrated bonds or bonds rated BB or lower by Standard & Poor's at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

FUND SUMMARIES

PROSPECTUS (CLASS I) / 20

Currency Risk. Securities represented by ADRs are foreign stocks denominated in non-U.S. currency, and there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities. For securities that are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities.

Emerging Market Risk. Investments in the securities of emerging countries may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies and investments in a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect investments in emerging foreign countries.

Equity Market Risk. Overall, stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Exchange Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors indirectly bear fees and expenses charged by the underlying ETFs in addition to the Fund's direct fees and expenses. There are also brokerage costs incurred when purchasing ETFs. In addition, losses of the underlying ETF and the level of risk arising from the investment practices of an underlying ETF may impact returns.

Excluded Security Risk. Because the underlying Funds do not invest in Excluded Securities (including certain REITs), and will divest themselves of securities that are subsequently discovered to be ineligible, the Fund may be riskier than similar funds that invest in underlying funds that invest in broader arrays of securities.

Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of fixed income securities decrease. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements. Such defaults could result in losses to the Fund.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments and may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Underlying Funds owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

Growth Risk. Some underlying Funds invest in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager's perception of a company's growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund's return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "growth" stocks may perform differently from the market as a whole and other types of securities.

High Portfolio Turnover Risk. Higher portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.

High Yield Security Risk. Investments in fixed income securities that are rated below investment grade ("high yield securities") by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect an underlying Fund's ability to buy or sell optimal quantities of high yield securities at desired prices.

Interest Rate Risk. When interest rates rise, bond prices fall; the higher an underlying Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the underlying Fund is to interest rate risk.

FUND SUMMARIES

PROSPECTUS (CLASS I) / 21

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund's return to be lower.

Issuer-Specific Risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Management Risk. An Advisor's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which an underlying Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Municipal Securities Risk. The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. An underlying Fund's right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as wells as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Non-Diversification Risk. Because the underlying Funds may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on a Fund than if the Fund's investments were more widely distributed.

Precious Metals Risk. The Fund's gold and silver may be subject to loss, damage, theft, or restriction on access, and the Fund's recovery may be limited, even in the event of fraud, to the market value of the metals at the time the fraud is discovered. International crises may motivate large-scale sales of precious metals which could decrease their prices and adversely affect the value of the Shares. The price of metals may also be adversely affected by the sale of gold or silver by ETFs or other exchange traded vehicles tracking the precious metals markets. In the event of the insolvency of the Custodian, a liquidator may seek to freeze access to the metals held in all of the accounts held by the Custodian, including the Fund's Allocated Account. Although the Fund would retain legal title to the allocated gold and silver bars, the Fund could incur expenses in connection with obtaining control of the allocated gold or silver, and the assertion of a claim by such liquidator for unpaid fees could delay redemptions.

Real Estate Investment Trust Risk. To the extent underlying Funds invest in real estate investment trusts, the Fund is subject to risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by underlying Funds, the more sensitive the Fund is to interest rate risks. The underlying Funds are also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

Sector Risk. If certain industry sectors or types of securities don't perform as well as the managers of the underlying Funds expect, the Fund's performance could suffer.

Small Cap Company Risk. Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

FUND SUMMARIES

PROSPECTUS (CLASS I) / 22

Sovereign Debt Risk. The underlying Funds may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the underlying Funds' net asset values, may be more volatile than prices of U.S. debt obligations.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Treasury-Inflation Protected Securities Risk. Because the real rate of return offered by TIPS, which represents the growth of purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "value" stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund's business operations, potentially resulting in financial losses; interference with the Fund's ability to calculate its NAV; impediments to trading; the inability of the Fund, the Advisor, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Funds' SAI for Class A and Class C shares. It is also available on the Fund's website, fund.timothyplan.com.

FUND SUMMARIES

PROSPECTUS (CLASS I) / 23

Section 3 |	Who Manages Your Money

To help you understand how the Funds' assets are managed, this section includes a detailed discussion of the Funds' Investment Advisor. For a more complete discussion of these matters, please consult the Statement of Additional Information (“SAI”), which is available by calling (800) 846-7526 or by visiting Timothy Plan's website at fund.timothyplan.com.

The Investment Advisor

TIMOTHY PARTNERS, LTD.

Timothy Partners, Ltd. ("TPL"), 1055 Maitland Center Commons Boulevard, Maitland, FL 32751, is a Florida limited partnership organized on December 6, 1993, and is registered with the Securities and Exchange Commission as an investment advisor. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. TPL approves the portfolio of securities selected by the Investment Managers. To determine which securities are Excluded Securities, TPL utilizes an affiliated company to conduct its research, and consults a number of Christian ministries on these issues. TPL retains the right to change the sources from whom it acquires its information, at its discretion. TPL establishes the Biblically Responsible Investing parameters that are employed by the research service provider in the creation of the “excluded list of companies” that may not be placed into any Timothy Plan portfolio. The research company may not alter, delete, or employ additional parameters without the prior knowledge and consent of TPL. TPL has been the advisor to the Funds since their inception.

For its advisory services, TPL is paid an annual fee equal to 0.65% on both the Strategic Growth Fund and the Conservative Growth Fund.

As of September 30, 2022, TPL managed approximately $1.769 billion in Timothy Plan Fund Assets.

A discussion of the basis for the Board’s approval of the Management Agreement with TPL is included in the Fund’s annual shareholder report for the fiscal year ended September 30, 2022.

COVENANT FUNDS, INC.

Covenant Funds, Inc., a Florida corporation ("CFI"), is the managing general partner of TPL. Arthur D. Ally is President, Chairman and Trustee of the Trust, as well as President and 54% shareholder of CFI. Mr. Ally had over eighteen years of experience in the investment industry prior to founding TPL, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Some or all of these firms may be utilized by an Investment Manager to execute portfolio trades for a Fund. Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.

Who Manages Your Money

PROSPECTUS (CLASS I) / 24

Investment Advisor

Timothy Partners Ltd.

Portfolio Manager

Arthur D. Ally, President of Timothy Partners, Ltd., has served the Fund since October 1, 2000

A MORE COMPREHENSIVE DISCUSSION OF THE ADVISOR'S AND EACH INVESTMENT MANAGER'S ACTIVITIES, COMPENSATION, AND OTHER ACCOUNTS AND ACCOUNT TYPES MANAGED BY THE INVESTMENT MANAGERS MAY BE FOUND IN THE SAI DATED AUGUST 14, 2023. THE SAI IS AVAILABLE UPON REQUEST AT NO CHARGE BY CALLING THE FUND AT (800) 846-7526.

Who Manages Your Money

PROSPECTUS (CLASS I) / 25

Section 4 |	How You Can Buy and Sell Shares

What Share Classes We Offer

Each Fund offers you a choice of three different classes in which to invest. The main differences between each Class are sales charges and ongoing fees. Each share class in a Fund represents interests in the same portfolio of investments in that Fund. When deciding which Class of shares to purchase, you should consider your investment goals, present and future amounts you may invest in the Funds, and the length of time you intend to hold your shares. This prospectus offers Class I shares only. Class A and C shares are offered via a different Prospectus. For more information regarding the purchase of shares, contact the Trust at (800) 846-7526.

CLASS I SHARES

Class I shares are exclusively available to institutional clients and fee-based registered investment advisors for the benefit of their clients. Any questions you may have can be answered by calling (800) 846-7526.

Class I shares are offered at net asset value without any sales charge. There are no contingent deferred sales charges, redemption fees or exchange fees, and no ongoing distribution/service fees.

How To Buy Shares

OPENING AND ADDING TO YOUR ACCOUNT

You will ordinarily submit your purchase orders through your registered investment advisor through with whom you opened your shareholder account. Payments for Fund shares must be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank and may be made by check, Automated Clearing House (“ACH), or wire. Please remember that the Trust reserves the right to reject any purchase order for Fund shares.

The Fund may limit the amount of purchases and refuse to sell shares to any person. If an order to purchase shares is canceled because your check does not clear, the Transfer Agent will charge a $25 fee against your account, in addition to any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks, bank official checks, and bank money orders are reviewed on a case-by-case basis and may be accepted under certain circumstances. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. The minimum initial investment amount for the Fund classes offered by this Prospectus is set forth below:

Type of Investment Account	Minimum Initial	Minimum Subsequent Purchase Amount
Individual Accounts	$1,000	$50
Institutional Accounts	$100,000	$25,000
Fee-based Registered Advisor Accounts
ERISA Retirement Plans	None	None
Other Recognized Retirement Plans or Accounts	None	None
Employer Sponsored Health Savings Accounts	None	None

HOW YOU CAN BUY AND SELL SHARES

PROSPECTUS (CLASS I) / 26

TO OPEN AN ACCOUNT BY MAIL

To make your initial investment in a Fund, work with your registered investment advisor to complete the application, and make a check payable to the Fund of your choice, and mail the Form and check to:

The Timothy Plan

c/o Ultimus Fund Solutions, LLC

PO Box 541150

Omaha, NE 68154

To make subsequent purchases, simply make a check payable to the Fund of your choice and mail the check to the above-mentioned address. Be sure to note your account number on the check.

Your purchase order, if accompanied by payment, will be processed upon receipt by Ultimus Fund Solutions, LLC, each Funds' transfer agent (the "Transfer Agent"). If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time), your shares will be purchased at the applicable Fund's public offering price calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the public offering price determined as of the close of regular trading on the next business day. When you make your initial purchase of Fund shares, be sure to indicate which Class of shares you wish to purchase. If you do not select a share class, Class A shares will be purchased for you. For subsequent purchases, additional shares of your currently owned share class will be purchased unless you indicate otherwise on your purchase order. If an order to purchase shares is canceled because your check does not clear, the Transfer Agent will charge a $25 fee against your account, in addition to any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction.

(1)	Ultimus Fund Solutions, LLC and Gemini Fund Services, LLC are indirectly owned through a common parent entity, The Ultimus Group, LLC. Gemini Fund Services, LLC has filed a D.B.A. to operate as Ultimus Fund Solutions, LLC.

PURCHASING SHARES BY WIRE TRANSFER

To make an initial purchase of shares by wire transfer, you need to take the following steps:

1.	Fill out and mail or fax (402-963-9094), or complete an electronic Account Registration Form, to the Transfer Agent.
2.	Call (800) 662-0201 to inform us that a wire is being sent.
3.	Obtain an account number from the Transfer Agent.

4.	Ask your bank to wire funds to the account of:

First National Bank of Omaha
Cinti/Trust, ABA #:	104000016
Credit:	The Timothy Plan
Account #:	110333337
For further credit to:	(Your Name and Account #)

Include your name(s), address, taxpayer identification number, or Social Security number on the wire transfer instructions. The wire should state that you are opening a new Fund account.

As a convenience for investors, the Trust allows investors to fax an Account Registration Form to the Transfer Agent or complete an electronically signed application. If you elect to fax your form to the Transfer Agent, you must also mail the original to the Transfer Agent for the Trust's permanent files.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Account Registration Form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Form included with this Prospectus or call the Transfer Agent and they will send you an application.

You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

PURCHASES THROUGH FINANCIAL SERVICE ORGANIZATIONS

You may purchase shares of the Funds through your securities broker or other financial intermediary . Simply call your investment professional to make your purchase. Your securities broker or other financial intermediary may charge a separate fee for administrative services, ticket fees, redemption fees, and other fees in connection with investments in Fund shares and may impose account minimums and other requirements. Please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers have the responsibility of transmitting purchase orders and funds and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

HOW YOU CAN BUY AND SELL SHARES

PROSPECTUS (CLASS I) / 27

PURCHASING SHARES BY AUTOMATIC INVESTMENT PLAN

You may purchase shares of the Funds through an Automatic Investment Plan (the "AIP"). The AIP provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the AIP by filling out the AIP application, included with this Prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House member for automatic withdrawals under the AIP. The Trust may alter, modify, amend or terminate the AIP at any time, and will notify you at least 30 days in advance if it does so. For more information, call the Transfer Agent at (800) 662-0201.

RETIREMENT PLANS

Retirement plans may provide you with a method of investing for your retirement by allowing you to exclude from your taxable income, subject to certain limitations, the initial and subsequent investments in your plan and also allowing such investments to grow without the burden of current income tax until moneys are withdrawn from the plan. Certain transactions within an IRA account, including shares redeemed to return an excess contribution, retirement plan or IRA transfers or hardship withdrawals, IRS re-characterizations and conversions, and account closures, may be subject to a $25 fee. The Transfer Agent may charge a $25 annual account maintenance fee for each retirement account. Contact your securities broker or other financial intermediary or call the Trust at (800) 846-7526 to receive information concerning your options.

OTHER PURCHASE INFORMATION

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, a company will be required to withhold a percentage, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

For economy and convenience, share certificates will not be issued.

The Timothy Plan wants you to be kept current regarding the status of your account in our Fund(s). To assist you, the following statements and reports will be sent to you, or at your election made available to you on a secure website:

Confirmation Statements. After every transaction that affects your account balance or your account registration.

Account Statements. Quarterly.

Financial Reports. The shareholder reports are available on the Fund's website fund.timothyplan.com. You will be notified by mail each time a report is posted and provided with a website link to access the report. You may also elect to receive your shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-800-662-0201. You may also elect to receive all future reports in paper form free of charge. To reduce Fund expenses, if you elect to receive your reports by mail, only one copy of a Fund report will be mailed to each taxpayer identification number even if you have more than one account in the Fund. Also, unless requested to the contrary, the Annual and Semi-Annual Reports will be householded, which means that only one Report will be sent to an address in which multiple investors reside or declare as their address of record.

Other account statement requests may be subject to a $25 retrieval fee.

The Funds reserve the right to reject applications for shares under circumstances or in amounts considered disadvantageous to shareholders. At the discretion of the Fund, applications may not be accepted unless they are accompanied by payment in U.S. funds. If required, payment must be made by wire transfer, check, or money order drawn on a U.S. bank, savings & loan, or credit union. The custodian will charge a $25.00 fee against your account, in addition to any loss sustained by a Fund, for any payment check returned to the custodian for insufficient funds.

If you place an order for Fund shares through a securities broker, and you place your order in good order before 4:00 p.m. Eastern Time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. Eastern Time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

Information about how to purchase shares and possible tax consequences resulting from sales and exchanges of shares are also available online at fund.timothyplan.com.

HOW YOU CAN BUY AND SELL SHARES

PROSPECTUS (CLASS I) / 28

How To Sell Shares

You may sell (redeem) your shares at any time, however, proceeds may not be available to you until the check or payment received for investment has cleared, which may take up to seven days. You may request the sale of your shares either by mail, by telephone or by wire.

BY MAIL

Redemption requests should be mailed via U.S. mail or overnight delivery to:

The Timothy Plan

c/o Ultimus Fund Solutions, LLC

4221 N. 203rd St, Suite 100

Elkhorn, NE 68022

The selling price Class I shares being redeemed will be the applicable Fund's per share net asset value next calculated after receipt of all required documents in "good order." Payment of redemption proceeds will be made no later than the fifth business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

You may request express delivery of redemption proceeds. Checks requested to be sent via express delivery are subject to a $35 charge from your account.

"Good order" means that the request must include:

1.	Your account number.
2.	The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
3.	The signatures of all account owners exactly as they are registered on the account.
4.	Any required signature guarantees.
5.	Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

If you are not certain of the requirements for a redemption, please call customer service at (800) 662-0201. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

The Fund typically pays redemption proceeds from cash held by the applicable Fund, with payment sent to the redeeming shareholder's address of record not later than the fifth business day following the day the redemption request is received in good order. If necessary, to meet the requirements of a redemption request, the applicable Fund may sell portfolio assets to the extent necessary. In the event of extreme market stress, pursuant to the Trust's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Trust, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board believes that economic conditions exist which would make such a practice detrimental to the best interests of the Trust. Any portfolio securities paid or distributed in-kind would be valued as described in the applicable Prospectus. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

SIGNATURE GUARANTEES

A signature guarantee of each account owner is generally required to redeem shares under the following circumstances for redemptions of any size:

1.	if you change the ownership on your account;
2.	when you want the redemption proceeds sent to a different address than is registered on the account;
3.	if the proceeds are to be made payable to someone other than the account's listed owner(s);
4.	for any redemption transmitted by federal wire transfer to your bank;
5.	if a change of address request has been received by the Trust or the Transfer Agent within 30 days previous to the request for redemption: and
6.	for accounts with wire transfer privileges, if you change the designated account for transactions within 30 days previous to the request for redemption (for joint accounts, all signatures must be guaranteed, if required as above).

HOW YOU CAN BUY AND SELL SHARES

PROSPECTUS (CLASS I) / 29

In addition, signature guarantees are generally required for redemptions of $50,000 or more from any Fund shareholder account. At the discretion of the Trust or Ultimus Fund Solutions, LLC, you may be required to furnish additional legal documents, or alternative assurances may be accepted to insure proper authorization. A redemption will not be processed until the signature guarantee, if required, is received in "good order."

Upon the death of a retirement account owner for accounts below $50,000, named beneficiaries of the retirement account(s), when providing documentation in good order, are not required to provide a medallion signature guarantee. For inherited retirement accounts above $50,000 the Trust may, in its sole discretion, waive a medallion signature guarantee.

Signature guarantees are designed to protect both you and the Trust from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words "New Technology Medallion Signature Guarantee." Please call customer service at (800) 662-0201 if you have questions.

BY TELEPHONE

You may redeem your shares in the Fund(s) by calling the Transfer Agent at (800) 662-0201 if you elected to use telephone redemption on your account application when you initially purchased shares, or you subsequently completed the telephone authorization request form. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank.

Shares purchased by check for which a redemption request has been received will not be redeemed until the check or payment received for investment has cleared.

BY AUTOMATED CLEARING HOUSE ("ACH")

You may request that the redemption proceeds be transferred to your designated bank if it is a member bank or a correspondent of a member bank of the ACH system. There is no fee charged by the Trust. ACH redemption requests must be received by the Transfer Agent before 4:00 p.m. Eastern Time to receive that day's closing net assets value. ACH redemptions will be sent on the day following your redemption request. ACH redemption funds are normally available two days after the redemption has been processed. The Transfer Agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account.

REDEMPTION AT THE OPTION OF THE TRUST

If the value of the shares in your account falls to less than $1,000 due to redemptions, the Trust may notify you that, unless your account is increased to $1,000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have sixty days after notice to bring the account up to $1,000 before any action is taken. This minimum balance requirement does not apply to Coverdell Savings Accounts, IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $1,000 as the result of market action. The Trust reserves this right because of the expense to the Fund of maintaining very small accounts.

HOW YOU CAN BUY AND SELL SHARES

PROSPECTUS (CLASS I) / 30

Section 5 |	General Information

Dividends, Distributions and Taxes

Dividends paid by each Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Funds' net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in the Fund's portfolio.

Each Fund realizes capital gains when it sells a security for more than it paid for it. A Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the applicable Fund. You may change the manner in which your dividends are paid at any time by writing to The Timothy Plan, c/ Ultimus Fund Solutions, LLC, PO Box 541150 Omaha, NE 68154.

The Funds intend to qualify and maintain their qualification as a "regulated investment company" under the Internal Revenue Code (the "Code"), meaning that to the extent a Fund's earnings are passed on to shareholders as required by the Code, the Fund itself is not required to pay federal income taxes on the earnings. Accordingly, the Fund will pay dividends and make such distributions as are necessary to maintain its qualification as a regulated investment company under the Code.

Before you purchase shares of any Fund, you should consider the effect of both dividends and capital gain distributions that are expected to be declared or that have been declared but not yet paid. When the Fund makes these payments, its share price will be reduced by the amount of the payment, so that you will in effect have paid full price for the shares and then received a portion of your price back as a taxable dividend distribution.

The Funds' distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax. The Trust will notify you annually as to the tax status of dividend and capital gains distributions paid by the Funds. Such dividends and capital gains may also be subject to state and local taxes.

Exchanges of Fund shares for shares of another Fund will be treated as a sale of the Fund's shares, and any gain on the transaction may be subject to federal income tax. Because your state and local taxes may be different than the federal taxes described above, you should see your tax advisor regarding these taxes. The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Net Asset Value

The net asset value ("NAV") and public offering price, as applicable, of each class of the shares of a Fund is determined at the close of trading (which is normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business. In the event that the NYSE closes early, the NAV will be determined as of the time of closing. Shares of each Class of the Funds are offered at the NAV and public offering price, as applicable. The public offering price is a Classes' next calculated NAV, plus the applicable sales charge, if any. The NAV per share of each Class, as applicable, is calculated by adding the value of each Fund's investments, cash and other assets, subtracting liabilities of the Class, and then dividing the result by the number of shares of the Class outstanding. Each Fund generally determines the total value of each Class of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by the Fund's Investment Manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board.

Fair Value Pricing

The Board has delegated to the Advisor and/or Investment Managers, under the oversight of the Boards' Pricing Committee, responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances and under the Pricing Committee's oversight, the Advisor or Investment Manager will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Trust has adopted written policies and procedures to guide the Pricing Committee, Advisor and Investment Managers with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

Except for the Israel Common Values and the International Fund which have a higher probability of Fair Value Pricing, the Funds generally invest the vast majority of their assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate their NAV as of the time those exchanges close. Except for the Israel Common Values and the International Fund, the Funds typically do not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, except for those Funds, there may be very limited circumstances under which any Fund would hold securities that would need to be fair value priced.

GENERAL INFORMATION

PROSPECTUS (CLASS I) / 31

Examples of when it would be likely that a Fund security would require fair value pricing include but are not limited to: if the exchange on which a portfolio security traded were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities' exchange had closed but before the Fund's NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations; or in the event that the Fixed Income or High Yield Bond Funds were to invest in certain types of bonds that had limited marketability, such as "church bonds".

When a security is fair value priced, it means that the Advisor or Investment Manager is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available or is otherwise limited. Accordingly, there is always the possibility that the Advisor's or Investment Manager's calculations concerning security value could be wrong, and as a result, the Fund's NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

When a security is Evaluated Priced, it means the Advisor and Investment Manager are relying on a nationally recognized company that provides daily pricing of international and domestic securities. Accordingly, there is the possibility that the pricing firm's calculations or pricing techniques could be wrong, and as a result the Fund's NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

Frequent Trading

For the protection of its shareholders, the Board has adopted a policy prohibiting frequent purchases and sales of Fund shares. The Board extended the policy to be inclusive of all accounts including accounts transacted by registered investment advisors, broker/dealer representatives, transfer agents, third party administrators and insurance companies, and further includes omnibus accounts. The Funds will reject any transactions the Funds believe in good faith constitute frequent trading, including market timing and late transactions, except that the Fund does not impose restrictions on exchanges from the Fixed Income Fund to any other Fund, nor does it restrict immediate sales of shares upon the event of the death or disability of the shareholder. For the purpose cited here, the Fund has determined that purchase and sale transactions in excess of three times per calendar quarter in a single or related accounts imply frequent trading, and may result in the appropriate actions being taken which may include the restricting of the account and notification to the proper authorities.

Upon the discovery of trades transacted or an attempt to be transacted in violation of Rule 10b (Manipulative and Deceptive Contrivances), or Rule 22c-1 (Pricing), such activity shall be immediately reported to the appropriate regulatory agencies and authorities, and the Fund shall fully comply with such agencies during any ensuing investigation.

Fund Service Providers

Principal Underwriter

Timothy Partners Ltd. acts as principal underwriter for the Trust. The purpose of acting as an underwriter is to facilitate the notice filing of the Funds' shares under state securities laws and to assist in the sale of shares. TPL also acts as Investment Advisor to the Trust. TPL is not compensated for serving as underwriter of the Trust.

Code of Ethics

The Board has approved Codes of Ethics for the Funds, the Portfolios, Investment Advisor, Sub-Advisors, and Principal Underwriter. These Codes govern the personal activities of persons who may have knowledge of the investment activities of the Funds and/or Portfolios, require that they file regular reports concerning their personal securities transactions, and prohibit activities that might result in harm to the Funds and/or Portfolios. The Board is responsible for overseeing the implementation of the Codes. The Trust has filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The Codes are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained after paying a duplication fee, by electronic request (publicinvest@sec.gov) or by writing the SEC's Public Relations Section, Washington DC 20549-0102. The Board also has approved anti-money laundering procedures which it believes are reasonably designed to detect and prevent attempts to utilize the Portfolios for illegal purposes. Day-to-day responsibility for the monitoring of such activities has been delegated to the Transfer Agent, subject to Board oversight and periodic independent audit.

GENERAL INFORMATION

PROSPECTUS (CLASS I) / 32

Section 6 |	Privacy Policy

Privacy Policy and Customer Identification Program

The Board has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Privacy Notice

FACTS	WHAT DOES THE TIMOTHY PLAN DO WITH YOUR PERSONAL INFORMATION?

WHY?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?

The types of information we collect and share depend on the product or service you have with us. This information can include:

• Social Security Number

• Assets

• Retirement Assets

• Transaction History

• Checking Account History

• Purchase History

• Account Balances

• Account Transactions

• Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons The Timothy Plan chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does The Timothy Plan share?	Can you limit this sharing?
For our everyday business purposes- Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes- to offer our products and services to you.	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes- information about your transactions and experiences.	Yes	No
For our affiliates' everyday business purposes- information about your creditworthiness	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?	Call 800-662-0201

PRIVACY POLICY

PROSPECTUS (CLASS I) / 33

Who we are

Who is providing this Notice?	Timothy Plan Family of Mutual Funds Timothy Partners, Ltd.
What we do
How does The Timothy Plan protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does The Timothy Plan collect your personal information?

We collect your personal information, for example, when you

• Open an account

• Provide account information

• Give us your contact information

• Make deposits or withdrawals from your account

• Make a wire transfer

• Tell us where to send the money

• Tell us who receives the money

• Show your government-issued ID

• Show your driver's license

We also collect your personal information from other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only:

• Sharing for affiliates' everyday business purposes-

information about your creditworthiness.

• Affiliates from using your information to market to you.

• Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • Timothy Partners, Ltd. is an affiliate of The Timothy Plan
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • The Timothy Plan does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. • The Timothy Plan does not jointly market.

PRIVACY POLICY

PROSPECTUS (CLASS I) / 34

Section 7 |	Financial Highlights

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights tables are intended to help you understand a fund's performance for the past five years or since its inception if less than five years. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. Information has been derived from financial statements audited by Cohen & Company, Ltd., Independent Registered Public Accounting Firm, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.   The returns noted below are for Class A shares that is not presented in this prospectus. The returns for Class I shares would have substantially similar annual returns to the Share Class A shown below because the shares are invested in the same portfolio of securities and the same annual returns would differ only to the extent that the not have the same expenses.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS I) / 35

Strategic Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30 2022	FOR THE YEAR ENDED SEPTEMBER 30 2021	FOR THE YEAR ENDED SEPTEMBER 30 2020	FOR THE YEAR ENDED SEPTEMBER 30 2019	FOR THE YEAR ENDED SEPTEMBER 30 2018
Net asset value, beginning of year	$10.92	$9.48	$9.64	$9.70	$9.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.06	0.03	0.04	0.01	0.00 *
Net realized and unrealized gain (loss) on investments	(1.70)	1.75	0.16	(0.04)	0.22
Total from investment operations	(1.64)	1.78	0.20	(0.03)	0.22

LESS DISTRIBUTIONS:
From net investment income	(0.02)	(0.01)	—	—	—
From net realized gains on investments	(0.49)	(0.33)	(0.36)	(0.03)	—
Total distributions	(0.51)	(0.34)	(0.36)	(0.03)	—

Net asset value, end of year	$8.77	$10.92	$9.48	$9.64	$9.70

Total return (B)(C)	(15.82)%	19.15%	2.03%	(0.26)%	2.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$29,944	$37,731	$32,260	$32,318	$32,078
Ratio of expenses to average net assets (D)	1.09%	1.10%	1.15%	1.12%	1.10%
Ratio of net investment income, to average net assets (D)(E)	0.56%	0.27%	0.42%	0.16%	0.00%
Portfolio turnover rate	28%	22%	47%	50%	8%

*	Amount is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS I) / 36

Conservative Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30 2022	FOR THE YEAR ENDED SEPTEMBER 30 2021	FOR THE YEAR ENDED SEPTEMBER 30 2020	FOR THE YEAR ENDED SEPTEMBER 30 2019	FOR THE YEAR ENDED SEPTEMBER 30 2018
Net asset value, beginning of year	$11.66	$10.62	$10.66	$10.75	$10.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.05	0.02	0.05	0.05	0.02
Net realized and unrealized gain (loss) on investments	(1.66)	1.31	0.30	0.10	0.09
Total from investment operations	(1.61)	1.33	0.35	0.15	0.11

LESS DISTRIBUTIONS:
From net investment income	(0.02)	(0.04)	—	—	—
From net realized gains on investments	(0.45)	(0.25)	(0.39)	(0.24)	(0.03)
Total distributions	(0.47)	(0.29)	(0.39)	(0.24)	(0.03)

Net asset value, end of year	$9.58	$11.66	$10.62	$10.66	$10.75

Total return (B)(C)	(14.48)%	12.63%	3.27%	1.61%	1.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$37,037	$46,151	$41,546	$40,590	$42,040
Ratio of expenses to average net assets (D)	1.04%	1.10%	1.12%	1.08%	1.08%
Ratio of net investment income to average net assets (D)(E)	0.43%	0.20%	0.43%	0.44%	0.14%
Portfolio turnover rate	21%	21%	37%	42%	7%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS I) / 37

Section 8 |	For More Information

Additional information about the Funds is available in the Funds' Class I SAI. The SAI contains more detailed information on all aspects of the Funds. A current SAI dated August 14, 2023 has been filed with the SEC and is incorporated by reference into (is legally a part of) this Prospectus. Additional information about each Fund's investments is also available in the Funds' semi-annual report, dated March 31, 2023, and audited annual report, dated September 30, 2022. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

The Funds' SAI, annual report and semi-annual report are available, without charge upon request. To receive a copy of any of these documents or to make other types of inquiries to the Funds, please contact the Funds.

	Timothy Plan (1)	Securities and Exchange Commission
By Phone:	(800) 846-7526	(202) 942-8090
By Mail:	The Timothy Plan c/o Timothy Partners, Ltd. 1055 Maitland Center Commons Maitland, FL 32751	Public Reference Section Securities and Exchange Commission Washington, D.C. 20549-0102 (a duplicating fee required)
By E-mail:	invest@timothyplan.com	Publicinvest@sec.gov (a duplicating fee required)
By Internet:	timothyplan.com	sec.gov
In Person:		Public Reference Room Securities and Exchange Commission, Washington, D.C.

(1)	A copy of your requested document(s) will be mailed to you within three business days of receipt of your request, by first class mail or other means designed to ensure equally prompt delivery.

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information concerning the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Information about the Funds are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinvest@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

The Timothy Plan

Investment Company Act No. 811-08228

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS I) / 38

Statement of Additional Information

August 14, 2023

TIMOTHY PLAN FAMILY OF FUNDS

The information in this statement of additional information is not complete and may be changed. The Funds may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

To obtain a free additional copy of the prospectus or SAI, dated August 14, 2023, or an annual report, please contact the Timothy Plan at (800) 846-7526 or visit Timothy Plan’s website at fund.timothyplan.com.

Section 1 | General Information
Asset Allocation Funds (Class I)	4
Fund History	4
Section 2 | Investments and Risks
Investment Strategies and Risks	5
Fund Policies	7
Portfolio Turnover	8
Disclosure of Portfolio Turnover	8
Section 3 | Management of the Fund
Investment Advisor	10
Investment Manager	10
Officers and Trustees of the Trust	10
Compensation	19
Code of Ethics	21
Proxy Voting Policies	21
Section 4 | Control Persons and Principal Holders of Securities
Ownership	22
Section 5 | Other Service Providers
Principal Underwriter	23
Transfer/Fund Accounting Agent/Administrator	23
Independent Registered Public Accounting Firm	23
Custodian	24
Sub Custodian	24
Section 6 | Brokerage Allocation
Brokerage Transactions	25
Commissions	25
Section 7 | Purchase, Redemption, and Pricing of Shares
Purchase of Shares	26
Redemption of Shares	26
Net Asset Value	27
Fair Value Pricing	27
Section 8 | Taxation of the Fund
Taxation	29
Section 9 | Calculation of Performance Data
Performance	31
Section 10 | Financial Statements
Financial Statements	33
Appendix A | Proxy Voting Policy
Preface	34
Key Proxy Voting Issues	34
Proxy Voting Procedures	36
Record Keeping	37
Summary	37

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 3

Section 1 |	General Information

This Statement of Additional Information (“SAI”) is not a prospectus and is meant to be read in conjunction with the Prospectus of the Fund, dated August 14, 2023, as amended or supplemented from time to time, and is incorporated by reference in its entirety into the Prospectus.

There are three Classes of shares currently offered by the Timothy Plan Trust (the “Trust”): Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge that ends after the first year and ongoing service and distribution fees and Class I shares, which are offered without any sales charges or ongoing service/distribution fees.

This SAI relates only to Class I shares of the Funds listed below. Class A and Class C shares of the Funds are offered in a different Prospectus and SAI dated January 31, 2023.

Asset Allocation Funds (Class I)

Strategic Growth	Conservative Growth

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. The annual report contains financial statements that are incorporated herein by reference fund.timothyplan.com. The Fund’s Prospectus and copies of the annual and semi-annual reports may be obtained free of charge by contacting banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers and other financial intermediaries that have entered into an agreement with the Fund’s distributor to sell shares of the Fund (each called a “Service Agent”), by writing the Timothy Plan Trust, 1055 Maitland Center Commons, Maitland, FL 32751, by calling (800) 846-7526, by sending an e-mail request to investor@timothyplan.com or by visiting fund.timothyplan.com. Timothy Partners, Ltd. (the “Distributor”) serves as the Fund’s sole and exclusive distributor.

No person has been authorized to give any information or to make any representations not contained in the Prospectus or this SAI in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectus and this SAI do not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such an offering may not lawfully be made.

Fund History

The Trust was organized as a Delaware Statutory Trust (fka as a business trust) on December 16, 1993 and is a mutual fund company of the type known as, and registered with the Securities and Exchange Commission as, an open-end management investment company. It is authorized to create an unlimited number of series of shares (each a “Fund”) and an unlimited number of share classes within each series. A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors.

The shares of each series are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights.

Shareholder meetings will not be held unless required by federal or state law.

General Information

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 4

Section 2 |	Investments and Risks

Investment Strategies and Risks

Each Fund seeks to achieve its objectives by making investments selected in accordance with that Fund’s investment restrictions and policies. Each Fund will follow its investment strategies as described in the applicable Prospectus to achieve its objectives. Each Fund’s particular investment strategies and risks are described in the Prospectus, and those discussions are incorporated herein by reference. This SAI contains further information concerning the techniques and operations of the Funds, the securities in which they may invest, and the policies they will follow.

COMMON STOCK

Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation’s preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

PREFERRED STOCK

Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer’s Board of Directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the Board of Directors. There is, however, no assurance that dividends will be declared by the Board of Directors of issuers of the preferred stocks in which the Funds invest.

CONVERTIBLE SECURITIES

Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Funds may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by a Fund upon conversion of a convertible security will generally be held for so long as the Fund’s Advisor or the Fund’s Investment Manager anticipates such stock will provide the Fund with opportunities that are consistent with the Fund’s investment objectives and policies.

INVESTMENT GRADE BONDS

Investment Grade Bonds are publicly and privately issued debt securities that generally carry a rating of BBB and above by Standard & Poor’s, or similar ratings by other recognized rating agencies. Because they are considered investment grade, they generally carry lower coupon rates than non-investment grade (“high yield” or “junk”) bonds.

WARRANTS

A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer’s capital stock at a set price for a specified period of time.

AMERICAN DEPOSITARY RECEIPTS

American Depositary Receipts (“ADRs”) are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Funds may purchase ADRs whether they are “sponsored” or “unsponsored.” “Sponsored” ADRs are issued jointly by the issuer of the underlying security and a depository. “Unsponsored” ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income distributable to shareholders. Because each Fund, except the International Fund and Israel Common Values Fund, each of which are heavily invested in ADRs, will not invest more than 50% of the value of its total assets in stock or securities issued by foreign corporations, it will be unable to pass through the foreign taxes that the Fund pays (or is deemed to pay) to shareholders under the Internal Revenue Code of 1986, as amended (the “Code”).

Investments and Risks

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 5

REAL ESTATE INVESTMENT TRUSTS

Real Estate Investment Trusts (“REITs”) are liquid, dividend-paying means of participating in the real estate market. REITs invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, and hotels, or mortgages secured by real estate. Some REITs are hybrid, investing in both the actual real estate and real estate-backed mortgages.

COMMODITY EXCHANGE TRADED FUNDS

Commodity Exchange Traded Funds (” Commodity ETFs”) are very similar to a mutual fund but have very little management. A commodity ETF has a set plan for investment in a group of commodities that may be readjusted periodically by the Fund manager. Most commodity ETFs were created to mirror the returns of commodities by investing in the commodity futures markets. They purchase all buy-side futures contracts based on the amount of funds they receive from investors. Some commodity ETFs focus on commodity sectors and only buy futures contracts in that area – oil, agriculture or gold. Some focus on a more diversified basket of commodities. ETFs trade like stocks, can be purchased or sold at any time during market hours, and unlike futures contracts which are highly leveraged, ETFs cannot lose more than the initial investment.

TREASURY INFLATION-PROTECTED SECURITIES

Treasury Inflation-Protected Securities (“TIPS”) are special types of Treasury notes or bonds that offer protection from inflation. Like other Treasuries, TIPS pay interest every six months and pay the principal when the security matures. Unlike conventional government securities, TIPS coupon payments and underlying principal are automatically increased to compensate for inflation as measured by the consumer price index (“CPI”). When a TIPS matures, you are paid the adjusted principal or original principal, whichever is greater. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Consequently, the real rate of return, which represents the growth of purchasing power, is guaranteed. Because of their safety, TIPS offer a low return. In addition, TIPS can lose value if interest rates rise.

HIGH YIELD BONDS

High Yield Bonds are publicly and privately issued debt securities that are rated below investment grade (such as “BB” or lower by Standard & Poor’s Ratings Services and/or Ba or lower by Moody’s Investors Services, Inc.) or deemed to be below investment grade by the Fund’s Investment Manager. These types of securities are commonly referred to as “junk” bonds. Because these securities are below investment grade, they carry higher coupon rates and are subject to greater credit risk.

TEMPORARY DEFENSIVE MEASURES

The Investment Manager(s) of each Traditional Fund may take temporary defensive actions when it is determined to be in the best interests of the applicable Fund’s shareholders. Such defensive actions may include, but not be limited to, increasing the percentage of the Fund invested in cash and cash equivalents, investing more heavily in a particular sector, and investing without regard to capitalization rates. When a Fund takes a temporary defensive position, it will not be investing according to its investment objective, and at such times, the performance of the Fund will be different than it would have been if it had invested strictly according to its objectives.

NATURAL DISASTER / EPIDEMIC RISK

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the United States. These disruptions could prevent the funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds’.

Investments and Risks

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 6

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS
OF THE DEFENSIVE STRATEGIES FUND

The Defensive Strategies Fund is not a diversified fund as defined by the Investment Company Act of 1940. The Defensive Strategies Fund is a non-diversified fund. As a non-diversified fund, the Defensive Strategies Fund may invest up to 25% of its total assets under management in any single issuer, and up to 50% of its assets under management in just two issuers. However, the remaining fifty percent of the Fund’s assets must adhere to the diversification requirements of the other Timothy Plan Traditional Funds, meaning that the remaining 50% of the Fund’s assets will be diversified, meaning not over 5% will be invested in any one company’s securities.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE ASSET ALLOCATION FUNDS

Depending on an Asset Allocation Fund’s percentage ownership in an underlying Traditional Fund both before and after a redemption, an Asset Allocation Fund’s redemption of shares of such Traditional Fund may cause the Asset Allocation Fund to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Asset Allocation Fund’s tax basis in the shares of the underlying Traditional Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amounts of the distribution. This could cause share holders of the Asset Allocation fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying Traditional Funds.

Fund Policies

In addition to those set forth in the current applicable Prospectus, the Traditional Funds (except for the Defensive Strategies Fund) have adopted the investment restrictions set forth below, which are fundamental policies of each Fund, and which cannot be changed without the approval of a majority of the outstanding voting securities of each Fund. As provided in the Investment Company Act of 1940, as amended (the “1940 Act”), a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares, or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Each of the Funds may not:

1.	purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);
2.	purchase or sell real estate including limited partnership interests, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;
3.	make loans to any person, except loans of portfolio securities to the extent that no more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;
4.	purchase more than 10% of any class of the outstanding voting securities of any issuer (except other investment companies as defined in the 1940 Act), and purchase securities of an issuer (except obligations of the U.S. government and its agencies and instrumentalities and securities of other investment companies as defined in the 1940 Act) if, as a result, with respect to 75% of its total assets, more than 5% of the Fund’s total assets, at market value, would be invested in the securities of issuer;

5.	issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission;
6.	borrow, except from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities in an aggregate amount not exceeding 30% of the value of the Fund’s total assets (including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a Fund, including reverse repurchase agreements, exceed 5% of the value of a Fund’s total assets, the Fund will not purchase any securities;
7.	underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;
8.	write or acquire options or interests in oil, gas or other mineral exploration or development programs; and
9.	concentrate its investments in any one sector or industry.

Investments and Risks

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 7

Portfolio Turnover

It is not the policy of any of the Funds to purchase or sell securities for short-term trading purposes, but the Funds may sell securities to recognize gains or avoid potential for loss. A Fund will, however, sell any portfolio security (without regard to the time it has been held) when the Investment Manager believes that market conditions, credit-worthiness factors or general economic conditions warrant such a step. The portfolio turnover rates for each Fund for the fiscal periods ended September 30, 2021 and 2022 are set forth in the table below.

Fund	2021	2022
Strategic Growth	22%	28%
Conservative Growth	21%	21%

High portfolio turnover rates (annual rates in excess of 100%) involve additional transaction costs (such as brokerage commissions) which are borne by the Funds and may result in adverse tax effects to Fund shareholders. (See “Dividends, Distributions and Taxes” in the Class I shares Prospectus.)

Disclosure of Portfolio Turnover

The following discussion sets forth the Trust’s policies and procedures with respect to the disclosure of Fund portfolio holdings.

FUND SERVICE PROVIDERS

Fund service providers include the following: Fund Transfer and Accounting Agent, Fund Administrator, Independent Registered Public Accounting Firm, Compliance Consulting Firm, Principal Underwriter and Custodian. The Trust has entered into arrangements with certain third party service providers for services that require these groups to have access to each Fund’s portfolio on a real time basis. For example, the Trust’s fund accounting agent is responsible for maintaining the accounting records of each Fund, which includes maintaining a current record of the portfolio holdings of each Fund. The Trust also undergoes an annual audit which requires the Trust’s independent registered public accounting firm to review each Fund’s portfolio. In addition to the fund accounting agent, the Trust’s custodian also maintains an up-to-date list of each Fund’s portfolio holdings. The Trust’s compliance consulting firm must also have access to each Fund’s portfolio information in order to verify compliance with the Federal Securities laws. Each of these parties is contractually and/or ethically prohibited from sharing any Fund’s portfolio holdings information with any third party unless specifically authorized by the Trust’s President, Secretary or Treasurer.

The Board of Trustees (the “Board”) monitors the services provided by each of the service providers to ensure each is complying with the contractual terms or expectation of the arrangement. If the Board is unsatisfied with any of these service providers, the Board may terminate them accordingly. Each of the entities which provide one or more of the services discussed above has adopted a code of ethics which requires that any person associated with such entity (1) maintains the confidentiality of all Trust information obtained by such person, and (2) does not use such person’s knowledge of Trust activities for their own personal benefit. The Trust relies on the compliance departments of each entity to enforce its code.

RATING AND RANKING ORGANIZATIONS

The Trust may from time to time provide the entire portfolio holdings of each Fund to various rating and ranking organizations, such as Morningstar, Inc., Lipper, Inc., Standard & Poor’s Ratings Group, Bloomberg L.P., and Thomson Financial Research. The Trust has obtained assurances from all such parties that any information provided to them will be held in strict confidence and that such information shall not be used for the personal benefit of the recipient.

The Trust’s management has determined that these groups provide investors with a valuable service and, therefore, are willing to provide them with portfolio information. You should be aware that the Trust does not pay them or receive any compensation from them for providing this information.

DISCLOSURE TO OTHER PARTIES

The Trust is also required under law to file a listing of the portfolio holdings of each Fund with the Securities and Exchange Commission on a quarterly basis. The Trust prohibits the disclosure of portfolio information to any third party other than those described above prior to the day after the information is posted to a Fund’s website or until such information has been posted on the SEC’s Edgar System. The Trust further prohibits any person affiliated with the Trust from entering into any ongoing arrangement with any person other than those described above to receive portfolio holdings information relating to a Fund.

Investments and Risks

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 8

REVIEW

The Board reviews these policies not less than annually and receives periodic attestations from affiliated persons that these policies are being adhered to. The Trust’s President, Secretary and Treasurer are authorized, subject to subsequent Board review, to make exceptions to the above-described policies.

Investments and Risks

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 9

Section 3 |	Management of the Fund Investment

The Investment Advisor

TIMOTHY PARTNERS, LTD.

The Board has entered into an advisory agreement with Timothy Partners, Ltd. (“TPL”), the Advisor for the provision of investment advisory services on behalf of the Trust to each Fund (collectively referred to as the “Advisory Agreement”), subject to the supervision and direction of the Board. The latest continuance of the Advisory Agreement with TPL was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 17, 2023. More complete factors considered by the Board in renewing the investment advisory agreement are available in the Trust’s semi-annual report dated March 31, 2023.

The Advisory Agreement may be renewed after its initial two year term only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of the applicable Fund, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment.

INVESTMENT ADVISORY FEES

The following table sets forth the investment advisory fees paid to TPL for the fiscal years ended September 30, 2020, 2021 and 2022:

Fund	2020	2021	2022
Strategic Growth
Fees Payable to TPL	$225,496	$255,783	$245,270
Conservative Growth
Fees Payable to TPL	$291,535	$330,796	$314,615

TPL, with the prior approval of the Board and shareholders of the applicable Fund, may engage the services of other investment advisory firms (“Investment Managers”) to provide portfolio management services to a Fund. The following section provides information relating to the Funds’ current Investment Managers.

The Investment Manager

Timothy Partners, Ltd.

Portfolio Manager

Arthur D. Ally, President of Timothy Partners, Ltd., has served the Fund since October 1, 2000

Officers & Trustees of the Trust

The Trustees and Principal Executive Officers of the Trust and their principal occupations for the past five years are listed as follows:

MANAGEMENT OF THE FUND INVESTMENT

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 10

Interested Trustees

Name, age & Address	Position(s) Held with Trust	Term of Office & Length of Time Served	Number of portfolios in fund complex overseen by Trustee
Arthur D. Ally[1] 1055 Maitland Center Commons Maitland, FL Born: 1942	Trustee, Chairman, President, and Treasurer	Indefinite; Trustee and President since 1994	19
	Principal occupation during THE past Five years		directorships held by trustee
	President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment Advisor and principal underwriter to each Fund. CFI is also the managing general partner of TPL.		None

Name, age & Address	Position(s) Held with Trust	Term of Office & Length of Time Served	Number of portfolios in fund complex overseen by Trustee
Mathew D. Staver[2] 1055 Maitland Center Commons Maitland, FL Born: 1956	Trustee	Indefinite; Trustee since 2000	19
	Principal occupation during THE past Five years		directorships held by trustee
	An attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.		None

Name, age & Address	Position(s) Held with Trust	Term of Office & Length of Time Served	Number of portfolios in fund complex overseen by Trustee
Patrice Tsague[3] 1055 Maitland Center Commons Maitland, FL Born: 1973	Trustee	Indefinite; Trustee since 2011	19
	Principal occupation during THE past Five years		directorships held by trustee
	President and Chief Servant Officer of the Nehemiah Project International Ministries Inc. since 1999.		None

1.	Mr. Ally is an “interested” Trustee, as defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.
2.	Mr. Staver is an “interested” Trustee, as defined in the 1940 Act, because he has a limited partnership interest in TPL.
3.	Mr. Tsague is an “interested” Trustee, as defined in the 1940 Act, because of a charitable relationship with TPL.

Independent Trustees

Name, age & Address	Position(s) Held with Trust	Term of Office & Length of Time Served	Number of portfolios in fund complex overseen by Trustee
Dale A. Bissonette 1055 Maitland Center Commons Maitland, FL Born: 1958	Trustee	Indefinite; Trustee since 2020	19
	Principal occupation during THE past Five years		directorships held by trustee
	President, Good Place Holdings, a Christian Centered Business Holding Company.		None

MANAGEMENT OF THE FUND INVESTMENT

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 11

Name, age & Address	Position(s) Held with Trust	Term of Office & Length of Time Served	Number of portfolios in fund complex overseen by Trustee
Kenneth Blackwell 1055 Maitland Center Commons Maitland, FL Born: 1948	Trustee	Indefinite; Trustee from 2011 to 2020 and 2022 to present	19
	Principal occupation during THE past Five years		directorships held by trustee
	Self-Employed Independent Public Policy Consultant; Other Directorships: Public Interest Legal Foundation; National Rifle Association; Columbia International University; International Foundation For Electoral Systems; Law Enforcement Legal Defense Fund; American Constitution Rights Union.		None

Name, age & Address	Position(s) Held with Trust	Term of Office & Length of Time Served	Number of portfolios in fund complex overseen by Trustee
Richard W. Copeland 1055 Maitland Center Commons Maitland, FL Born: 1947	Trustee	Indefinite; Trustee since 2005	19
	Principal occupation during THE past Five years		directorships held by trustee
	Retired. Associate Professor of Law Stetson University. Retired Principal of Copeland & Covert, Attorneys at Law, specializing in tax and estate planning. B.A. from Mississippi College, JD from the University of Florida and LLM Taxation from the University of Miami.		None

Name, age & Address	Position(s) Held with Trust	Term of Office & Length of Time Served	Number of portfolios in fund complex overseen by Trustee
Deborah Honeycutt 1055 Maitland Center Commons Maitland, FL Born: 1947	Trustee	Indefinite; Trustee since 2010	19
	Principal occupation during THE past Five years		directorships held by trustee
	Dr. Honeycutt is a licensed physician currently serving as Medical Director of Clayton State University Health Services in Morrow, GA, CEO of Minority Health Services in Atlanta, and as a volunteer at Good Shepherd Clinic. Dr. Honeycutt received her B.A. and M.D. at the University of Illinois.		None

Name, age & Address	Position(s) Held with Trust	Term of Office & Length of Time Served	Number of portfolios in fund complex overseen by Trustee
Bill Johnson 1055 Maitland Center Commons Maitland, FL Born: 1946	Trustee	Indefinite; Trustee since 2005	19
	Principal occupation during THE past Five years		directorships held by trustee
	President (and Founder) of the American Decency Association, Freemont, MI, since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Master of Religious Education from Grand Rapids Baptist Seminary.		None

MANAGEMENT OF THE FUND INVESTMENT

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 12

Name, age & Address	Position(s) Held with Trust	Term of Office & Length of Time Served	Number of portfolios in fund complex overseen by Trustee
John C. Mulder 1055 Maitland Center Commons Maitland, FL Born: 1950	Trustee	Indefinite; Trustee since 2005	19
	Principal occupation during THE past Five years		directorships held by trustee
	President of WaterStone (FKA the Christian Community Foundation and National Foundation) since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from the University of Chicago.		None

Name, age & Address	Position(s) Held with Trust	Term of Office & Length of Time Served	Number of portfolios in fund complex overseen by Trustee
Scott Preissler, Ph.D. 1055 Maitland Center Commons Maitland, FL Born: 1960	Trustee	Indefinite; Trustee since 2004	19
	Principal occupation during THE past Five years		directorships held by trustee
	Scott Preissler, Ph.D., is the Executive Director of Friendship Christian School in Suwanee, Georgia and The National Center for Stewardship & Generosity. He is a former professor and past President and CEO of The Christian Stewardship Association (CSA) and Southern Baptist state headquarters in Texas and Georgia.		None

Name, age & Address	Position(s) Held with Trust	Term of Office & Length of Time Served	Number of portfolios in fund complex overseen by Trustee
Abraham M. Rivera 1055 Maitland Center Commons Maitland, FL Born: 1969	Trustee	Indefinite; Trustee since 2020	19
	Principal occupation during THE past Five years		directorships held by trustee
	Pastor / President / Director, for La Puerta Life Center, Inc., a Florida corporation.		1

MANAGEMENT OF THE FUND INVESTMENT

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 13

Name, age & Address	Position(s) Held with Trust	Term of Office & Length of Time Served	Number of portfolios in fund complex overseen by Trustee
Alan M. Ross 1055 Maitland Center Commons Maitland, FL Born: 1951	Trustee, Vice Chairman	Indefinite; Trustee since 2004	19
	Principal occupation during THE past Five years		directorships held by trustee
	Founder and CEO Kingdom Companies founded in 2000. Previously he served as President and CEO of Fellowship of Companies for Christ. Alan is currently the President of the Electric Power Reliability Alliance (EPRA), a nonprofit serving industrial, commercial and grid-edge electrical reliability practitioners.		None

PRINCIPAL EXECUTIVE OFFICERS

Name, age & Address	Position(s) Held with Trust	Term of Office & Length of Time Served	Number of portfolios in fund complex overseen by Trustee
Terry Covert 1055 Maitland Center Commons Maitland, FL Born: 1947	Executive Officer, Vice President	Officer since 2019 Indefinite Term	N/A
	Principal occupation during THE past Five years		directorships held by trustee
	Chief Compliance Officer and General Counsel for the Advisor, Timothy Partners, Ltd; Partner, Copeland Covert & Smith PLLC, law firm.		N/A

Name, age & Address	Position(s) Held with Trust	Term of Office & Length of Time Served	Number of portfolios in fund complex overseen by Trustee
Cheryl Mumbert 1055 Maitland Center Commons Maitland, FL Born: 1970	Executive Officer, Vice President	Officer since 2019 Indefinite Term	N/A
	Principal occupation during THE past Five years		directorships held by trustee
	Chief Marketing Officer for Advisor, Timothy Partners, Ltd.		N/A

Name, age & Address	Position(s) Held with Trust	Term of Office & Length of Time Served	Number of portfolios in fund complex overseen by Trustee
David D. Jones 1055 Maitland Center Commons Maitland, FL Born: 1957	Chief Compliance Officer	Since 2004, Indefinite Term	N/A
	Principal occupation during THE past Five years		directorships held by trustee
	Co-founder and Managing Member, Drake Compliance, LLC (compliance consulting); founder and controlling shareholder, David Jones & Associates (law firm), 1998 to 2015.		N/A

MANAGEMENT OF THE FUND INVESTMENT

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 14

Name, age & Address	Position(s) Held with Trust	Term of Office & Length of Time Served	Number of portfolios in fund complex overseen by Trustee
David James 225 Pictoria Drive Cincinnati, Ohio 45246 Born: 1970	Secretary	Secretary since 2023, Assistant Secretary 2022- 2023, Indefinite Term	N/A
	Principal occupation during THE past Five years		directorships held by trustee
	As Executive Vice President, Chief Legal and Risk Officer at Ultimus Fund Solutions, since 2018; Department Head of State Street Bank and Trust Company’s Fund Administration Legal Department -2003-2018.		N/A

Name, age & Address	Position(s) Held with Trust	Term of Office & Length of Time Served	Number of portfolios in fund complex overseen by Trustee
Brittany Weise 225 Pictoria Drive Cincinnati, Ohio 45246 Born: 1990	Assistant Secretary	Assistant Secretary since 2023, Indefinite Term	N/A
	Principal occupation during THE past Five years		directorships held by trustee
	Associate Counsel – Ultimus Fund Solutions 2022- Pres. Attorney – Morgan & Morgan P.A. (formerly Mitcheson & Lee, LLP) 2019 – 2022, Fund Officer – State Street Bank and Trust Company, 2018-2019		N/A

Name, age & Address	Position(s) Held with Trust	Term of Office & Length of Time Served	Number of portfolios in fund complex overseen by Trustee
Deryk Jones 4221 North 203rd St. Suite 100 Elkhorn, NE 68022 Born: 1988	AML Officer	AML Officer since 2022, Indefinite Term	N/A
	Principal occupation during THE past Five years		directorships held by trustee
	Compliance Analyst since March 2018		N/A

Name, age & Address	Position(s) Held with Trust	Term of Office & Length of Time Served	Number of portfolios in fund complex overseen by Trustee
Joseph E. Boatwright 1055 Maitland Center Commons Maitland, FL Born: 1930	Trustee Emeritus	Trustee and Secretary 1995-2022, Trustee Emeritus as of 2020, Term Indefinate	N/A
	Principal occupation during THE past Five years		directorships held by trustee
	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		N/A

MANAGEMENT OF THE FUND INVESTMENT

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 15

ADDITIONAL INFORMATION ABOUT THE TRUSTEES

Each Trustee’s experience, qualifications, attributes, or skills, both on an individual and combined basis with those of the other Trustees, lead the Board of Trustees to conclude that they are qualified to serve on the Board. The Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss the information provided to them; to interact effectively with the Advisor, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Trustees, support this conclusion. The Board of Trustees also considers the contributions each Trustee can make to the Board and the Trust a valuable asset.

As described in the table above, the Independent Trustees have served as such for a considerable period of time, which has provided them with knowledge of the business and operation of the Funds and the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply to each Trustee:

Arthur Ally served as a financial professional for nearly twenty years before establishing TPL, the advisor and distributor of the Timothy Plan Funds. Mr. Ally has a degree in accounting and economics and has earned numerous professional designations.

Mat Staver served as Dean of Liberty University School of Law and is the founder and chairperson of Liberty Counsel. Mr. Staver has argued before the United States Supreme Court and brings his extensive legal background to the Board.

Patrice Tsague brings a unique combined perspective from his career that includes counseling for international entrepreneurship and developing organizational techniques and avenues for businesses.

Dale A. Bissonette is the President of Good Place Holdings, a Christian Centered Business holding Company. Mr. Bissonette adds diverse business skills and experience to the Board.

Kenneth Blackwell brings his vast experience and unique perspective gained as the former mayor of Cincinnati, Ohio, and also served as former Secretary of State for Ohio. Mr. Blackwell was an overseas ambassador, author, and celebrated business entrepreneur.

Richard Copeland is a retired Associate Professor from Stetson University School of Business Administration. Retired Principal of Copeland & Covert, Attorneys at Law specializing in tax and estate planning. B.A. from Mississippi College, JD from the University of Florida, and LLM Taxation from the University of Miami.

Deborah Honeycutt is a physician practicing in the Atlanta, GA, area. Dr. Honeycutt has experience in managing and directing health clinics and as a family medical practitioner and brings extensive business experience, as well as experience in the health care sector, to the Board.

Bill Johnson has served in ministry by being on the front lines in the fight against pornography. Mr. Johnson brings a keen knowledge of the various forms of pornography and hands-on experience running a non-profit organization.

John Mulder is the executive director of Waterstone, a charitable remainder trust custodian that serves persons across the United States. Mr. Mulder brings proficiency in taxation and the skills he has acquired in managing a national organization.

Scott Preissler, Ph.D., is the Executive Director of Friendship Christian School in Suwanee, Georgia. Dr. Preissler was a primary founder and 1st Executive Director of The National Center for Stewardship & Generosity. He was formerly a graduate school-chaired professor and past President and CEO of The Christian Stewardship Association (CSA). He served in steward leadership roles at the Southern Baptist state headquarters in Texas and Georgia. Dr. Preissler brings extensive organizational and nonprofit executive leadership/management experience to the Board.

Pastor Abraham M. Rivera is the recipient of various honors and awards for his work in the community, including the United States Congressional Award for Hispanic Leadership. He is currently on the teaching staff of St. Thomas University. Mr. Rivera is the Pastor / President / Director for the La Puerta Life Center, Inc. in Florida.

Alan Ross is an entrepreneur specializing in corporate turn-around ventures and currently serves as the president of the Electric Power Reliability Alliance (EPRA). Mr. Ross offers the Board the wealth of knowledge he has gained in his experiences as a manager/owner of numerous companies.

References to the experience, qualifications, attributes, or skills of the Trustees are pursuant to the requirements of the Securities and Exchange Commission. They do not indicate that the Board or any Trustee has special expertise or experience, and shall not impose any greater responsibility or liability on such Trustee or the Board by reason thereof.

BOARD STRUCTURE

The Board is responsible for overseeing the management and operations of the Trust and the Funds. The Board currently consists of nine Independent Trustees and three Trustees who are interested persons of the Trust. Arthur D. Ally, who is an interested person of the Trust, serves as Chair of the Board, Mr. Alan Ross serves as Vice-Chair of the Board, and the Lead Independent Trustee. Mr. Ross works with Mr. Ally to set the agendas for the Board and Committee meetings and chair meetings of the Independent Trustees. Generally, Mr. Ross serves as a liaison between the Independent Trustees and the Trust’s management between Board meetings.

MANAGEMENT OF THE FUND INVESTMENT

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 16

The Board has two standing committees: the Audit Committee and the Pricing Committee. Independent Trustees chair both committees and consist of Messrs. Bissonette, Ross, Mulder, Preissler, and Copeland, with Mr. Bissonette as chair. The members of the Committees are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board as to the engagement or discharge of the Trust’s independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits. The Audit Committee met two times during the last fiscal year. The Pricing Committee was established in November 2013. The Committee will be called upon in the event a security requires a fair pricing analysis to establish the applicable Fund’s net asset value (“NAV”).

The Board holds four regular meetings annually to consider and act upon matters involving the Trust and the Funds. The Board also may hold special meetings to address matters arising between regular meetings. Beginning in March 2020, the Trustees may conduct quarterly meetings telephonically in accordance with relief granted by the U.S. Securities and Exchange Commission (the “SEC”) to ease certain governance obligations in light of current travel concerns related to the COVID-19 pandemic. The Trustees acknowledge that all actions that require a vote of the Trustees at an in-person meeting would be ratified, as required by the SEC’s relief, at a later in-person meeting. The Independent Trustees also regularly meet outside the presence of management and are advised by legal counsel. These meetings may take place in person or by telephone. Through the Audit Committee, the Independent Trustees consider and address important matters involving the Funds, including those presenting conflicts or potential conflicts of interest for Trust management. The Board has determined that its committee structure helps ensure that the Funds have effective and independent governance and oversight. Given the Advisor’s sponsorship of the Trust, that investors have selected the Advisor to provide overall management to the Funds, and Mr. Ally’s senior leadership role within the Advisor, the Board elected him Chairman. The Board reviews its structure regularly and believes that its leadership structure, including having at least two thirds Independent Trustees, coupled with the responsibilities undertaken by Mr. Ally as Chair, Mr. Ross as Vice-Chair and Lead Independent Trustee, is appropriate and in the best interests of the Trust, given its specific characteristics. The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

BOARD OVERSIGHT OF RISK

An integral part of the Board’s overall responsibility for overseeing the management and operations of the Trust is the Board’s oversight of the risk management of the Trust’s investment programs and business affairs. The Funds are subject to several risks, such as investment, credit, valuation, operational, legal, compliance, and regulatory risks. The Trust, the Advisor and the other service providers have implemented various processes, procedures and controls to identify risks to the Funds, to lessen the probability of their occurrence and to mitigate any adverse effect should they occur. Different processes, procedures, and controls are employed with respect to different types of risks. These systems include those embedded in the conduct of the regular operations of the Board and in the regular responsibilities of the officers of the Trust and the other service providers.

The Board exercises oversight of the risk management process through the Board itself and through the Audit Committee. In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Funds, the Board requires management of the Advisor and the Trust, including the Trust’s Chief Compliance Officer (“CCO”), to report to the Board and the Audit Committee on a variety of matters, including matters relating to risk management, at regular and special meetings. The Board and the Audit Committee receive regular reports from the Trust’s independent public accountants on internal control and financial reporting matters. On at least an annual basis, the Independent Trustees meet separately with the Funds’ CCO outside the presence of management to discuss issues related to compliance. Furthermore, the Board receives a quarterly report from the Funds’ CCO regarding the operation of the compliance policies and procedures of the Trust and its primary service providers. The Board also receives quarterly reports from the Advisor on the investments and securities trading of the Funds, including their investment performance, as well as reports regarding the valuation of the Funds’ securities. In addition, in its annual review of the Funds’ advisory agreements, the Board reviews information provided by the Advisor relating to its operational capabilities, financial condition, and resources. The Board also conducts an annual self-evaluation that includes a review of its effectiveness in overseeing the number of Funds in the Trust and the effectiveness of its committee structure.

The Board recognizes that it is impossible to identify all risks that may affect a Fund or to develop processes, procedures, and controls to eliminate or mitigate every occurrence or effect. The Board may, at any time and at its discretion, change how it conducts its risk oversight role.

MANAGEMENT OF THE FUND INVESTMENT

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 17

Trustee Ownership

Name of Director(1)	Fund	Dollar Range of Equity Securities each Fund	Aggregate Dollar Range of Equity Securities in all Funds Overseen by a Director in the Timothy Plan Family of Funds
Interested Trustees
Arthur D. Ally	Small Cap Value	$1 - $10,000
	Large/Mid Cap Value	$1 - $10,000
	Aggressive Growth	$1 - $10,000
	Large/Mid Growth	$1 - $10,000
	International	$1 - $10,000
	Defensive Strategies	$1 - $10,000
	Israel Common Values	$1 - $10,000
	Growth and Income	$1 - $10,000
$10,001- $50,000
Mathew D. Staver	Small Cap Value	$10,001 - $50,000
	Large Mid/Cap Value	$50,001 - $100,000
	Aggressive Growth	$50,001 - $100,000
	High Dividend Stock ETF	$10,001 -$50,000
	Large/Mid Cap Core ETF	$1 - $10,000
	Defensive Strategies	$10,001 - $50,000
	Israel Common Values	$100,001 - $500,000
	Small Cap Core ETF	$10,001 - $50,000
	Conservative Growth Variable	$10,001 - $50,000
$100,001 - $500,000
Patrice Tsague	Strategic Growth	$10,001 - $50,000
	International	$10,001 - $50,000
	Large Mid Cap Value	$1 - $10,000
$10,001 - $50,000
Independent Trustees
Dale A. Bissonette	None
Kenneth Blackwell	None
Richard W. Copeland	Large Mid/Growth	$100,001 - $500,000
	Large/Mid Cap Value	$100,001 - $500,000
$500,001 - $1,000,000
Deborah T. Honeycutt	None

MANAGEMENT OF THE FUND INVESTMENT

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 18

Name of Director(1)	Fund	Dollar Range of Equity Securities each Fund	Aggregate Dollar Range of Equity Securities in all Funds Overseen by a Director in the Timothy Plan Family of Funds
Bill Johnson	None
John C. Mulder	Defensive Strategies	$50,001 - $100,000
	International	$50,001 - $100,000
	Large/Mid Cap Value	$50,001 - $100,000
$100,001 - $500,000
Scott Preissler, Ph.D.	None
Abraham M. Rivera	None
Alan M. Ross	Conservative Growth	$10,001 - $50,000
	Growth & Income	$10,001 - $50,000
	Defensive Strategies	$10,001 - $50,000
	Small Cap	$10,001 - $50,000
	Large/Mid Cap Value	$10,001 - $50,000
	Large/Mid Growth	$10,001 - $50,000
$50,001 - $100,000

(1)	Trustees, for their services to the Funds, may purchase Class A shares at NAV; commissions normally charged on A share purchases are waived.

Compensation

Compensation was paid by the Trust to the Trustees during the past fiscal year ended September 30, 2022, as set forth in the table below:

Name of Person, Position	Aggregate Compensation from Funds	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Directors
Interested Trustees
Arthur D. Ally, Chairman	$0	$0	$0	$0
Mathew D. Staver	$0	$0	$0	$0
Patrice Tsague(1)	$1,250	$0	$0	$1,250
Independent Trustees
Dale A. Bissonette	$5,000	$0	$0	$5,000
Kenneth Blackwell	$1,250	$0	$0	$1,250
Richard W. Copeland	$5,000	$0	$0	$5,000
Deborah Honeycutt	$3,750	$0	$0	$3,750

MANAGEMENT OF THE FUND INVESTMENT

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 19

Name of Person, Position	Aggregate Compensation from Funds	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Directors
William Johnson	$3,750	$0	$0	$3,750
John C. Mulder	$5,000	$0	$0	$5,000
Scott Preissler, Ph.D.	$5,000	$0	$0	$5,000
Abraham M. Rivera	$5,000	$0	$0	$5,000
Alan M. Ross	$5,000	$0	$0	$5,000

(1)	Patrice Tsague became an interested Trustee on February 18,2022.

MANAGEMENT OF THE FUND INVESTMENT

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 20

Code of Ethics

The Trust, the Advisor, the investment managers and the Funds’ underwriter have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities; however, the Advisor’s and underwriter’s employees are prohibited from purchasing securities that are held by the Funds. You may obtain a copy of the Code of Ethics from the Securities and Exchange Commission. Pursuant to Section 406 of the Sarbanes-Oxley Act of 2002, the Trustees amended the Codes of Ethics to accommodate the requirements of Section 406. The amended Codes of Ethics adopted by the Trust, TPL, and each Sub-Advisor, have each been reviewed and ratified by the Board.

Proxy Voting Policies

The Board of the Trust has approved proxy voting procedures for the Trust. These procedures set forth guidelines and procedures for the voting of proxies relating to securities held by the Funds. Records of the Funds’ proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Copies of the proxy voting procedures have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The procedures are also available on the SEC’s EDGAR database at the SEC’s website (www.sec.gov). Copies of the procedures can be obtained, after paying a duplicating fee, by electronic request (publicinvest@sec.gov) or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. A copy will also be sent to you, free of charge, at your request by writing to the Trust at Gemini Fund Services, LLC, 4221 N. 203rd St, Suite 100, Elkhorn, NE 68022, or calling toll free at 800-662-0201. A summary of the Trust’s Proxy Voting Procedures is also attached to this SAI as Appendix A.

MANAGEMENT OF THE FUND INVESTMENT

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 21

Section 4 |	Control Persons and
Principal Holders of Securities

CLASS I SHARES ARE BEING OFFERED FOR THE FIRST TIME VIA THIS SAI. ACCORDINGLY THER ARE NO 5% SHAREHOLDERS.

Control Person. For the purposes of ownership, “control” means the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A controlling ownership may be detrimental to the other shareholders of a Fund.

Management Ownership

As of December 31, 2022, the Trustees and Officers, as a group, owned less than 1% of each class of each Fund.

Control Persons and Principal Holders of Securities

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 22

Section 5 |	Other Service Providers

Principal Underwriter

TIMOTHY PARTNERS, LTD.

Timothy Partners, Ltd. (“TPL”), 1055 Maitland Center Commons, Maitland, FL 32751, also acts as the principal underwriter (the “Underwriter”) of the Funds’ shares for the purpose of facilitating the notice filing of shares of the Funds under state securities laws and to assist in sales of shares pursuant to a written underwriting agreement (the “Underwriting Agreement”) approved by the Funds’ Trustees. TPL is not compensated for serving as principal underwriter to the Funds.

In that regard, TPL has agreed at its own expense to qualify as a broker/dealer under all applicable federal or state laws in those states which the Funds shall from time to time identify to TPL as states in which it wishes to offer its shares for sale, in order that state notice filings may be maintained by the Funds.

TPL is a broker/dealer registered with the U.S. Securities and Exchange Commission and is a member in good standing of the Financial Industry Regulatory Authority.

The Funds shall continue to bear the expense of all filing or registration fees incurred in connection with the notice filing of shares under state securities laws.

The Underwriting Agreement may be terminated by either party upon 60 days’ prior written notice to the other party.

Arthur D. Ally is President, Chairman and Trustee of the Trust. Mr. Ally is also President of Timothy Partners, Ltd. Mr. Ally had nearly twenty years of experience in the investment industry prior to becoming president of Timothy Plan, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from transactions with any prior employers.

Transfer/Fund Accounting Agent/Administrator

Ultimus fund solutions, LLC

Ultimus Fund Solutions, LLC,(1) 4221 N. 203rd St, Suite 100, Elkhorn, NE 68022 serves as transfer agent, fund accounting agent and administrator to the Trust pursuant to a written agreement dated April 18, 2011, as amended. For the services rendered to the Fund by the Administrator, the Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services. Gemini Fund Services, LLC provides various administrative services to the Funds’ shareholders that invest a portion of their Timothy Plan IRA assets in the BlackRock money market fund (“Shareholder Services”). Gemini Fund Services, LLC receives compensation from BlackRock Advisors, LLC for the provision of said Shareholder Services.

For the fiscal periods ended September 30, 2020, 2021 and 2022, the Funds paid the following fees for transfer agency, fund accounting and administration to Gemini Fund Services LLC.

Service	2020	2021	2022
Administration Fees	$2,299,845	$2,509,176	$2,559,982

(1)	Ultimus Fund Solutions, LLC and Gemini Fund Services, LLC are indirectly owned through a common parent entity, The Ultimus Group, LLC. Gemini Fund Services, LLC has filed a D.B.A. to operate as Ultimus Fund Solutions, LLC.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

The firm of Cohen & Company, Ltd., 1350 Euclid Ave., Suite 800, Cleveland, Ohio 44115, has been selected as the independent registered public accounting firm for the Funds for the fiscal year ending September 30, 2023. Cohen & Company, Ltd. performs an annual audit of the Funds’ financial statements and provides financial, tax, and accounting consulting services as requested.

Other Service Providers

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 23

Custodian

US BANK

US Bank, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Funds’ investments. The custodian acts as the Funds’ depository, safe-keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds’ request and maintains records in connection with its duties. For its custodial services the bank receives, in addition to certain per transaction fees, the greater of $225 per month per fund or (annualized) 1.20 basis points (.00012) for the first $75 million in assets, 1.0 basis point (.00010) on the next $100 million in assets, and 0.75 basis point (.000075) on all amounts over $175 million in assets.

Sub Custodian

Brinks Global Services U.S.A. Inc.

Brinks Global Services U.S.A. Inc., 184-45 147th Avenue, Springfield Gardens N.Y., provides custody services for the Defensive Funds’ precious metals investments. The sub custodian acts as the Funds’ precious metals depository, and maintains deposit and withdrawal records in connection with its other duties.

Other Service Providers

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 24

Section 6 |	Brokerage Allocation

Brokerage Transactions

The Funds’ Advisor and/or investment Sub-Advisors, when effecting the purchases and sales of portfolio securities for the account of a Fund, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Fund or the investment manager by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information on the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Advisor and each Sub-Advisor are prohibited from considering brokerage allocation to dealers in consideration of a dealers’ distribution efforts of Portfolio or Fund shares. The Trust has adopted policies and procedures to detect and prohibit brokerage allocation based on broker/dealer Fund share sales.

TPL, through the investment managers, is responsible for making the Funds’ portfolio decisions subject to instructions described in the applicable Prospectus. The Board may, however, impose limitations on the allocation of portfolio brokerage.

Securities held by one Fund may also be held by another Fund or other accounts for which TPL or the investment manager serves as an Advisor or held by TPL or the investment manager for their own accounts. If purchases or sales of securities for a Fund or other entities for which they act as investment Advisor or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of TPL or the investment manager during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when TPL or an investment manager deems the purchase or sale of a security to be in the best interests of one or more Funds or other accounts, they may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other Fund or accounts in order to obtain favorable execution and lower brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by an investment manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Funds and to such other accounts. In some cases this procedure may adversely affect the size of the position obtainable for a Fund.

The Board regularly reviews the brokerage placement practices of the investment managers on behalf of the Funds, and reviews the prices and commissions, if any, paid by the Funds to determine if they were reasonable.

Commissions

The chart below shows the brokerage fees and commissions paid by the Funds for the fiscal years ending September 30, 2020, 2021 and 2022.

Fund	2020	2021	2022
Strategic Growth	$3,521	$2,656	$3,087
Conservative Growth	$3,707	$2,961	$3,199

Brokerage Allocation

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 25

Section 7 |	Brokerage Purchase, Redemption,
and Pricing of Shares

Purchase of Shares

The shares of the Timothy Plan Funds are continuously offered by the distributor. Orders will not be considered complete until receipt by the distributor of a completed account application form, and receipt by the custodian of payment for the shares purchased. Once both are received, such orders will be confirmed at the next determined NAV per share (based upon valuation procedures described in the Prospectus), as of the close of business of the business day on which the completed order is received, normally 4 p.m. Eastern time. Completed orders received by the Funds after 4 p.m. will be confirmed at the next business day’s price.

TAX-DEFERRED RETIREMENT PLANS

Shares of the Timothy Plan Funds are available to all types of tax-deferred retirement plans such as individual retirement accounts (“IRAs”), employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in Section 403(b) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. The Timothy Plan Funds sponsor IRAs. Subject to certain income restrictions, individuals, who are active participants in an employer maintained retirement plan, are eligible to contribute on a deductible basis to an IRA account. All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax deferred.

A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. Known as SEP-IRAs (Simplified Employee Pension-IRA), they free the employer of many of the record keeping requirements of establishing and maintaining a tax qualified retirement plan trust.

If you are entitled to receive a distribution from a qualified retirement plan, you may rollover all or part of that distribution into a Timothy Plan Fund IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer federal income taxes on your contribution and on any income that is earned on that contribution.

The Timothy Plan Funds may be utilized as investment vehicles for employer sponsored and administered 403(b) retirement plans, by schools, hospitals, and certain other tax-exempt organizations or associations. 403(b) contributions, to the extent they satisfy the Plan Document requirements and do not exceed applicable limitations, are excludable from the gross income of the employee for federal income tax purposes.

The Timothy Plan Funds also offer Roth IRAs. While contributions to a Roth IRA are not currently deductible, the amounts within the accounts accumulate tax-free and qualified distributions will not be included in a shareholder’s taxable income. The contribution limit for 2023 is up to $6,500 total between a Roth and traditional IRA. Certain catch-up provisions for individuals ages 50 and over as well as income phase-outs apply. You should contact your accountant or other financial professional for more information.

In all these plans, distributions of net investment income and capital gains will be automatically reinvested.

All the foregoing retirement plan options require special plan documents. Please call the Timothy Plan at (800) 846-7526 to obtain information regarding the establishment of retirement plan accounts. In the case of IRAs and 403(b) Plans, Constellation Trust acts as the plan custodian. The Fund custodian, Constellation Trust, charges $10.00 per social security number and account type in connection with plan establishment and maintenance, of which $5.00 is remitted to the Fund underwriter, Timothy Partners, Ltd. These IRA fees are detailed in the plan documents; you should consult your employer’s plan document for details of the expenses incurred by 403(b) accounts. You should consult with your attorney or other tax advisor for specific advice prior to establishing a plan.

DEALER TRANSACTION FEES

Dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees typically are in addition to the sales and other charges described in the Prospectus and this SAI. Your dealer will provide you with specific information about any processing or service fees you will be charged.

Redemption of Shares

The redemption price will be based upon the NAV per share next determined after receipt of the redemption request, provided it has been submitted in the manner described below. The redemption price may be more or less than your cost, depending upon the NAV per Class t the time of redemption. Shares of the Timothy Plan Funds may be redeemed through certain brokers, financial institutions or service organizations, banks and bank trust departments, who may charge a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were purchased directly from the Timothy Plan Funds.

Brokerage Purchase, Redemption, and Pricing of Shares

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 26

Payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Funds reserve the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days: (i) for any period during which the New York Stock Exchange is restricted, (ii) for any period during which an emergency exists as determined by the U.S. Securities and Exchange Commission as a result of which disposal of securities owned by the Funds is not reasonably predictable or it is not reasonably practicable for the Funds fairly to determine the value of its net assets, or (iii) for such other periods as the U.S. Securities and Exchange Commission may by order permit for the protection of shareholders of the Funds.

Pursuant to the Trust’s Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund, during any 90-day period for any one shareholder.

Payments in excess of this limit will also be made wholly in cash unless the Board believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. Any portfolio securities paid or distributed in-kind would be valued as described under “Other Purchase Information” in the applicable Prospectus. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

In-kind payments need not constitute a cross-section of a Fund’s portfolio. Where a shareholder has requested redemption of all or a part of the shareholder’s investment, and where a Fund completes such redemption in-kind, that Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption. The shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder’s basis in the Fund shares redeemed.

Net Asset Value

The NAV and public offering price of each class of the shares of a Fund is determined at the close of trading (which is normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. If the NYSE closes early, the NAV will be determined as of the time of closing. Shares of each Class of the Funds are offered at the public offering price for each Class. The public offering price is each Class’s next calculated NAV plus the applicable sales charge, if any. The NAV per share of each Class is calculated by adding the value of each Fund’s investments, cash and other assets, subtracting liabilities of the Class, and then dividing the result by the number of shares of the Class outstanding. Each Fund generally determines the total value of each Class of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by the Fund’s Investment Manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board.

Fair Value Pricing

The Board has delegated to the Advisor and/or Investment Managers, under the oversight of the Board of Trustees Pricing Committee, responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances and under the Pricing Committee’s oversight, the Advisor or Investment Manager will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Trust has adopted written policies and procedures to guide the Pricing Committee, Advisor and Investment Managers with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

Except for the Israel Common Values, and International Fund which have a higher probability of Fair Value Pricing, the Funds generally invest the vast majority of their assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate their NAV as of the time those exchanges close. Except for the Israel Common Values and International Funds, the Funds typically do not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, except for those Funds, there may be very limited circumstances under which any Fund would hold securities that would need to be fair value priced. Examples of when it would be likely that a Fund security would require fair value pricing include but are not limited to: if the exchange on which a portfolio security traded were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities’ exchange had closed but before the Fund’s NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations; or in the event that the Fixed Income or High Yield Bond Funds were to invest in certain types of bonds that had limited marketability, such as “church bonds”.

When a security is fair value priced, it means that the Advisor or Investment Manager is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available or is otherwise limited. Accordingly, there is always the possibility that the Advisor’s or Investment Manager’s calculations concerning security value could be wrong, and as a result, the Fund’s NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

Brokerage Purchase, Redemption, and Pricing of Shares

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 27

When a security is Evaluated Priced, it means the Advisor and Investment Manager are relying on a nationally recognized company that provides daily pricing of international and domestic securities. Accordingly, there is the possibility that the pricing firm’s calculations or pricing techniques could be wrong, and as a result the Fund’s NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

Brokerage Purchase, Redemption, and Pricing of Shares

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 28

Section 8 |	Taxation of the Fund

Taxation

The Timothy Plan Funds intend to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

In order to so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 98.2% of its dividends, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund’s total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which a Fund controls and which are engaged in the same, similar or related trades and businesses.

To the extent each Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund’s “required distributions” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of a Fund’s ordinary income for the calendar year plus 98.2% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received.

If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

Shareholders will be subject to federal income taxes on distributions made by a Fund whether received in cash or additional shares of the Fund. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. A redemption of a Fund’s shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis for the redeemed shares. An exchange of shares of any Fund for shares of another Fund generally will have similar tax consequences. In addition, if shares of a Fund are purchased (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. Dividends eligible for designation under the dividends received deduction and paid by a Fund may qualify in part for the 70% dividends received deduction for corporations provided, however, that those shares have been held for at least 45 days.

The Trust will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which may qualify for the 70% deduction.

Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

By law, each Fund must withhold a percentage of your taxable distributions and proceeds (“back-up withholding”) if you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the Fund to do so. The withholding provision generally does not apply to nonresident aliens. Ordinarily, distributions and redemption proceeds earned by a Fund’s shareholders are not subject to withholding of federal income tax. However, if a shareholder fails to furnish a tax identification number or social security number, or certify under penalties of perjury that such number is correct, the Fund may be required to withhold federal income tax from all dividend, capital gain and/or redemption payments to such shareholder. Dividends and capital gain distributions may also be subject to back-up withholding if a shareholder fails to certify under penalties of perjury that such shareholder is not subject to back-up withholding due to the underreporting of certain income. These certifications are contained in the purchase application enclosed with the Prospectus.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively.

Each class of shares of the Timothy Plan Funds will share proportionately in the investment income and expenses of that Fund, except that each class will incur different distribution expenses.

Taxation of the fund

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 29

Dividends and distributions also may be subject to state and local taxes.

Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.

Taxation of the fund

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 30

Section 9 |	Calculation of Performance Data

Performance

Performance information for the shares of the Timothy Plan Funds will vary due to the effect of expense ratios on the performance calculations.

Current yield and total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Yield is the ratio of income per share derived from a Fund’s investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. Occasionally, a Fund may include their distribution rates in advertisements. The distribution rate is the amount of distributions per share made by a Fund over a 12-month period divided by the current maximum offering price.

U.S. Securities and Exchange Commission (“Commission”) rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the Commission. Current yield and total return quotations used by a Fund are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used by the Funds to compute or express performance follows.

AVERAGE ANNUAL TOTAL RETURN QUOTATION

As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the NAV on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five and ten-year period and assumes the deduction of all applicable charges and fees. According to the Commission formula.

Commission Formula:	WHERE:

P(1+T)[n] = ERV	P	=	a hypothetical initial payment of $1,000.

	T	=	average annual total return.

	[n]	=	number of years.

	ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods, determined at the end of the one, five or ten-year periods (or fractional portion thereof).

Calculation of Performance Data

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 31

The advertised after-tax returns for a class of a fund are calculated by equaling an initial amount invested in a class of a fund to the ending value, according to the following formulas:

After Taxes on Distributions Formula:	WHERE:

P(1+T)[n] = ATVD	P	=	a hypothetical initial payment of $1,000.

	T	=	average annual return (after taxes on distributions or after taxes on distributions and redemptions as applicable,

After Taxes on Distributions and Redemptions Formula:	[n]	=	number of years.

P(1+T)[n]—ATVDR	ATVD	=	ending value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods at the end of the one, five or ten-year periods (or fractional portion), after taxes on redemption.

	ATVDR	=	ending value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods at the end of the one, five or ten-year periods (or financial portion) after taxes on fund distributions and redemption.

Information on the calculations of the funds is available in the Performance section of the Prospectus.

YIELD QUOTATION

A fund’s “yield” is determined in accordance with the method defined by the Securities and Exchange Commission. A yield quotation is based on a 30 day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield Quotation Formula:	WHERE:

Yield = 2[(a-b/cd+1)[6] – 1]	a	=	dividends and interest earned during the period

	b	=	expenses accrued for the period (net of reimbursements)

	c	=	the average daily number of shares outstanding during the period that were entitled to receive dividends

	d	=	the maximum offering price per share on the last day of the period.

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that a fund owns the security. Generally, interest earned (for the purpose of “a” above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivable-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

Information on the calculations of the funds is available in the Performance section of the Prospectus.

Calculation of Performance Data

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 32

Section 10 |	Financial Statements

The Trust’s financial statements, including the notes thereto, dated September 30, 2022, which have been audited by Cohen & Company, Ltd., Independent Registered Public Accounting Firm, are incorporated by reference from the Timothy Plan’s September 30, 2022, Annual Report to Shareholders.

Financial Statements

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 33

Appendix A |	Proxy Voting Policy

Preface

Timothy Partners, Ltd. (“Advisor”) is registered with the Securities and Exchange Commission as an investment Advisor under the Investment Advisors Act of 1940, as amended (“Advisors Act”). Pursuant to an advisory agreement between Advisor and The Timothy Plan (the “Trust”), Advisor manages the assets of the Timothy Plan Funds (the “Funds”). As the investment Advisor to the Funds, Advisor is responsible for voting all proxies related to securities held in the Funds’ investment portfolios. Because the Funds’ Sub-Advisors, under the close scrutiny of the Advisor, perform economic and management analyses of the companies in which the Funds are invested, Advisor looks to the Funds’ Sub-Advisors to vote proxies, and each Sub-Advisors’ proxy policies and procedures are incorporated herein by specific reference.

Advisor, consistent with its fiduciary duties and pursuant to Rule 206(4)-6 under the Advisors Act, has designed this proxy voting policy (the “Policy”) to reflect its commitment to vote all proxies, when called upon to vote by a Sub-Advisor who perceives a potential conflict or for any other reason, in a manner consistent with the best interests of the Funds’ shareholders. Sub-Advisors, and Advisor, consistent with their duty of care, will monitor corporate actions for those issuers whose securities are called upon to vote. Consistent with its duty of loyalty, Advisor will, in all cases, vote, or cause Sub-Advisors to vote, to promote the Funds’ shareholders’ best interests. In determining how to vote proxies, Advisor and Sub-Advisors shall initially review each Proxy subject to perform an analysis of the impact each issue may have pursuant to the moral considerations set forth in the Prospectus, and shall vote in a manner not inconsistent with those moral considerations. Further, Advisor and Sub-Advisors will not subordinate the economic interest of the Funds’ shareholders to their own interests or to that of any other entity or interested party.

Key Proxy Voting Issues

All votes shall initially be reviewed subject to an analysis of the impact each issue may have pursuant to the moral considerations set forth in the Prospectus. Subsequent to the moral analysis, all votes shall be on a company-by-company basis, and each issue shall be considered in the context of the company under review, and the various economic impacts such issues may have on the Funds’ stated investment objectives. Advisor will give great weight to the views of management if and only if the issues involved will not have a negative impact on the Funds’ shareholder values. In all other cases, Advisor will engage in an independent analysis of the impact that the proposed action will have on shareholder values.

Board of Trustees

Electing directors is one of the most important rights of stock ownership that company shareholders can exercise. Advisor believes that company directors should act in the long-term best interests of the company’s shareholders and the company as a whole. Generally, subsequent to the moral considerations addressed above, when called upon by a Sub-Advisor to vote, Advisor will vote in favor of director nominees that have expressed and/or demonstrated a commitment to the interest of the company’s shareholders. Advisor will consider the following factors in deciding how to vote proxies relating to director elections:

i.	In re-electing incumbent directors, the long-term performance of the company relative to its peers – Advisor will not vote to re-elect a board if the company has had consistent poor performance relative to its peers in the industry, unless the board has taken or is attempting to take steps to improve the company’s performance.

ii.	Whether the slate of director nominees promotes a majority of independent directors on the full board – Advisor believes that it is in the best interest of all company shareholders to have, as a majority, directors that are independent of management.

iii.	A director nominee’s attendance at less than 75% of required meetings – Frequent non-attendance at board meetings will be grounds for voting against re-election.

iv.	Existence of any prior SEC violations and/or other criminal offenses – Advisor will not vote in favor of a director nominee who, to Advisor’s actual knowledge, is the subject of SEC or other criminal enforcement actions.

Advisor believes that it is in the shareholders’ best interests to have bright and experienced directors serving on a company’s board. To this end, Advisor believes that companies should be allowed to establish director compensation packages that attract and retain desirable directors. Advisor will consider whether proposals relating to director compensation are reasonable in relation to the company’s performance and resources. Advisor will vote in favor of proposals that seek to impose reasonable limits on director compensation.

In all other issues that may arise relating to the Board of Directors, Advisor will vote against all proposals that benefit directors at the expense of shareholders, and in favor of all proposals that do not unreasonably abrogate the rights of shareholders. As previously stated, each issue will be analyzed on an issue-by-issue basis.

Appendix A

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 34

Corporate Governance

Corporate governance issues may include, but are not limited to, the following: (i) corporate defenses, (ii) corporate restructuring proposals, (iii) proposals affecting the capital structure of a company, (iv) proposals regarding executive compensation, or (v) proposals regarding the independent auditors of the company. When called upon by a Sub-Advisor to vote:

i.	Corporate Defenses | Although Advisor will review each proposal on a case-by-case basis, Advisor will generally vote against management proposals that (a) seek to insulate management from all threats of change in control, (b) provide the board with veto power against all takeover bids, (c) allow management or the board of the company to buy shares from particular shareholders at a premium at the expense of the majority of shareholders, or (d) allow management to increase or decrease the size of the board at its own discretion. Advisor will only vote in favor of those proposals that do not unreasonably discriminate against a majority of shareholders, or greatly alter the balance of power between shareholders, on one side, and management and the board, on the other.

ii.	Corporate Restructuring | These may include mergers and acquisitions, spin-offs, asset sales, leveraged buy-outs and/or liquidations. In determining the vote on these types of proposals, Advisor will consider the following factors: (a) whether the proposed action represents the best means of enhancing shareholder values, (b) whether the company’s long-term prospects will be positively affected by the proposal, (c) how the proposed action will impact corporate governance and/or shareholder rights, (d) how the proposed deal was negotiated, (e) whether all shareholders receive equal/fair treatment under the terms of the proposed action, and/or (f) whether shareholders could realize greater value through alternative means.

iii.	Capital Structure | Proposals affecting the capital structure of a company may have significant impact on shareholder value, particularly when they involve the issuance of additional stock. As such, Advisor will vote in favor of proposals to increase the authorized or outstanding stock of the company only when management provides persuasive business justification for the increase, such as to fund acquisitions, recapitalization or debt restructuring. Advisor will vote against proposals that unreasonably dilute shareholder value or create classes of stock with unequal voting rights if, over time, such action may lead to a concentration of voting power in the hands of few insiders.

iv.	Executive Compensation | Advisor believes executives should be compensated at a reasonable rate and that companies should be free to offer attractive compensation packages that encourage high performance in executives because, over time, it will increase shareholder values. Advisor also believes however, that executive compensation should, to some extent, be tied to the performance of the company. Therefore, Advisor will vote in favor of proposals that provide challenging performance objectives to company executives, and which serve to motivate executives to better performance. Advisor will vote against all proposals that offer unreasonable benefits to executives whose past performance has been less than satisfactory.

i.	Advisor will vote against shareholder proposals that summarily restrict executive compensation without regard to the company’s performance, and in favor of shareholder proposals that seek additional disclosures on executive compensation.

v.	Independent Registered Public Accountants | The engagement, retention and termination of a Company’s independent auditors must be approved by the Company’s audit committee, which typically includes only those independent directors who are not affiliated with or compensated by the Company, except for directors’ fees. In reliance on the audit committee’s recommendation, Advisor generally will vote to ratify the employment or retention of a Company’s independent auditors unless Advisor is aware that the auditor is not independent or that the auditor has, in the past, rendered an opinion that was neither accurate nor indicative of the Company’s financial position.

Shareholder Rights

State law provides shareholders of a company with various rights, including, but not limited to, cumulative voting, appraisal rights, the ability to call special meetings, the ability to vote by written consent and the ability to amend the charter or bylaws of the company. When called upon by a Sub-Advisor to vote, Advisor will carefully analyze all proposals relating to shareholder rights and will vote against proposals that seek to eliminate existing shareholder rights or restrict the ability of shareholders to act in a reasonable manner to protect their interest in the company. In all cases, Advisor will vote in favor of proposals that best represent the long-term financial interest of Fund shareholders.

Social and Environmental Issues

When called upon by a Sub-Advisor to vote, in determining how to vote proxies in this category, Advisor will consider the following factors:

i.	Whether the proposal creates a stated position that could affect the company’s reputation and/or operations, or leave it vulnerable to boycotts and other negative consumer responses;

ii.	The percentage of assets of the company that will be devoted to implementing the proposal;

iii.	Whether the issue is more properly dealt with through other means, such as through governmental action;

iv.	Whether the company has already dealt with the issue in some other appropriate way; and

v.	What other companies have done in response to the issue.

Appendix A

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 35

While Advisor generally supports shareholder proposals that seek to create good corporate citizenship, Advisor will vote against proposals that would tie up a large percentage of the assets of the company. Advisor believes that such proposals are inconsistent with its duty to seek long-term value for Fund shareholders. Advisor will also evaluate all proposals seeking to bring to an end certain corporate actions to determine whether the proposals adversely affect the ability of the company to remain profitable. Advisor will vote in favor of proposals that enhance or do not negatively impact long-term shareholder values.

Proxy Voting Procedures

The Proxy Voting Officer

Advisor hereby appoints Mr. Terry Covert as the person responsible for voting all proxies relating to securities held in the Funds’ accounts (the “Proxy Voting Officer”) when called upon by a Sub-Advisor to vote. The Proxy Voting Officer shall take all reasonable efforts to monitor corporate actions, obtain all information sufficient to allow an informed vote on the matter, and ensure that all proxy votes are cast in a timely fashion and in a manner consistent with this Policy.

If, in the Proxy Voting Officer’s reasonable belief, it is in the best interest of the Fund shareholders to cast a particular vote in a manner that is contrary to this policy, the Advisor shall submit a request for a waiver to the Board of Trustees of the Trust (the “Board”), stating the facts and reasons for the Proxy Voting Officer’s belief. The Proxy Voting Officer shall proceed to vote the proxy in accordance with the decision of the Board.

In addition, if, in the Proxy Voting Officer’s reasonable belief, it is in the best interest of the Fund shareholders to abstain from voting on a particular proxy solicitation, the Proxy Voting Officer shall make a record summarizing the reasons for the Proxy Voting Officer’s belief and shall present this summary to the Board along with other reports required in Section 3 below.

Conflict of Interest Transactions

The Proxy Voting Officer shall submit to the Trust’s Board of Trustees all proxies solicitations that, in the Proxy Voting Officer’s reasonable belief, present a conflict between the interests of the Fund shareholders on one hand, and those of an Advisor or any of its affiliated persons/entities (each, an “Advisory Entity”). Conflict of interest transactions include, but are not limited to, situations where:

•	an Advisory Entity has a business or personal relationship with the participant of a proxy contest such as members of the issuer’s management or the soliciting shareholder(s);

•	an Advisory Entity provides advisory, brokerage, underwriting, insurance or banking or other services to the issuer whose management is soliciting proxies;

•	an Advisory Entity has a personal or business relationship with a candidate for directorship; or

•	an Advisory Entity manages a pension plan or administers an employee benefit plan, or intends to pursue an opportunity to do so.

In all such cases, the materials submitted to the Board shall include the name of the affiliated party whose interests in the transaction are believed to be contrary to the interests of the Funds, a brief description of the conflict, and any other information in the Proxy Voting Officer’s possession that would enable the Board to make an informed decision on the matter. The Proxy Voting Officer shall vote the proxy in accordance with the direction of the Board.

Report to the Board of Trustees

The Proxy Voting Officer shall, from reports received from Sub-Advisors and votes cast when called upon by a Sub-Advisor to vote, compile and present to the Board of Trustees an annual report of all proxy solicitations received by the Funds, including for each proxy solicitation, (i) the name of the issuer; (ii) the exchange ticker symbol for the security; (iii) the CUSIP number; (iv) the shareholder meeting date; (iv) a brief identification of the matter voted on; (v) whether the matter was proposed by the management or by a security holder; (vi) whether the Proxy Voting Officer cast its vote on the matter and if not, an explanation of why no vote was cast; (vii) how the vote was cast (i.e., for or against the proposal); (viii) whether the vote was cast for or against management; and (ix) whether the vote was consistent with this Policy, and if inconsistent, an explanation of why the vote was cast in such manner. The report shall also include a summary of all transactions which, in the Proxy Voting Officer’s reasonable opinion, presented a potential conflict of interest, and a brief explanation of how each conflict was resolved.

Responding to Fund Shareholders’ Request for Proxy Voting Disclosure

Consistent with this Policy, Sub-Advisors shall submit to Timothy Partners, Ltd. a complete proxy voting record to be filed with the Securities and Exchange Commission on an annual basis for each period ending June 30th on SEC Form N-PX. In addition, the Proxy Voting Officer shall make the Fund’s proxy voting record available to any Fund shareholder who may wish to review such record through The Timothy Plan website. The Timothy Plan website shall notify shareholders of the Fund that the Fund’s proxy voting record and a copy of this Policy is available, without charge, to the shareholders by calling the Trust’s toll-free number as listed in its current prospectus. Timothy Partners shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

Appendix A

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 36

Record Keeping

In connection with this Policy, the Proxy Voting Officer, when called upon by a Sub-Advisor to vote, shall maintain a record of the following:

•	copies of all proxy solicitations received by the Fund, including a brief summary of the name of the issuer of the portfolio security, the exchange ticker symbol for the security, the CUSIP number, and the shareholder meeting date;

•	a reconciliation of the proxy solicitations received and number of shares held by the Fund in the company;

•	the analysis undertaken to ensure that the vote cast is consistent with this Policy;

•	copies, if any, of all waiver requests submitted to the Board and the Board’s final determination relating thereto;

•	copies, if any, of all documents submitted to the Board relating to conflict of interest transactions and the Board’s final determination relating thereto;

•	copies of any other documents created or used by the Proxy Voting Officer in determining how to vote the proxy;

•	copies of all votes cast;

•	copies of all quarterly summaries presented to the Board; and

•	copies of all shareholder requests for the Fund’s proxy voting record and responses thereto.

All records required to be maintained under this Policy shall be maintained in the manner and for such period as is consistent with other records required to be maintained by Advisor pursuant to Rule 204-2 of the Advisors Act. Copies shall be provided to Timothy Partners, Ltd. promptly upon request.

Summary

Timothy Partners, Ltd. (the “Advisor”) is registered with the Securities and Exchange Commission as an Investment Advisor under the Investment Advisors Act of 1940, as amended (the “Advisors Act”). Pursuant to an advisory agreement between Advisor and The Timothy Plan (the “Trust”), the Advisor manages the assets of The Timothy Plan Family of Funds (the “Funds”). As the Investment Advisor to the Funds, the Advisor is responsible for voting all proxies related to securities held in their investment portfolios. With the approval of the Board of Trustees of the Trust (the “Board”), the Advisor has delegated day-to-day money management responsibilities for certain of the Funds to Sub-Advisors. Because a Fund’s Sub-Advisor, under the close scrutiny of the Advisor, monitors and reviews the companies in which the Fund invests, the Advisor has delegated its authority to vote proxies to the Fund’s Sub-Advisor. Each Sub-Advisor’s proxy voting policies and procedures have been reviewed by the Advisor and the Board.

Advisor, consistent with its fiduciary duties and pursuant to Rule 206(4)-6 under the Advisors Act, will vote, or cause the Funds’ Sub-Advisors to vote, proxies in a manner that promotes the shareholders’ best interests. In determining how to vote proxies, the Advisor and the Sub-Advisors shall review each proxy proposal, analyze the impact each proposal may have on the moral considerations set forth in the Funds’ Prospectus, and shall vote in a manner not inconsistent with those moral considerations. Advisor and the Sub-Advisors will not subordinate the economic interests of the Funds’ shareholders to their own interests or to that of any other entity or interested party. In the event that a conflict of interest arises between Advisor or a Sub-Advisor and a Fund, a complete description of the conflict will be presented to the Board, and the proxy will be voted as directed by the Board.

A copy of Advisor’s Proxy Voting Policies and Procedures may be obtained by calling The Timothy Plan at 1-(800)-846-7526 or may be viewed on line at www.timothyplan.com. A copy also may be obtained from Fund documents filed with the SEC at its website www.sec.gov. A record of the actual proxy votes cast by each Fund also is available upon request made to The Timothy Plan either by phone or by contacting Timothy Plan on its website.

Appendix A

STATEMENT OF ADDITIONAL INFORMATION (CLASS I) / 37

PART C. OTHER INFORMATION

Item 28.	Exhibits

a.	Articles of Incorporation - Form of Agreement and Declaration of Trust, of The Timothy Plan, a Delaware Business Trust (effective 2002 the Delaware Statutory Trust Act), filed on April 30, 1996, as an Exhibit to Registrant’s Post-Effective Amendment and incorporated herein by reference.

b.	By-Laws – Form of Agreement and Declaration of Trust of The Timothy Plan a Delaware Business Trust (effective 2002 the Delaware Statutory Trust Act), filed on April 30, 1996, as an Exhibit to Registrant’s Post-Effective Amendment and incorporated herein by reference.

c.	Instruments Defining Rights of Security Holders – Form of Agreement and Declaration of Trust of The Timothy Plan a Delaware Business Trust (effective 2002 the Delaware Statutory Trust Act), filed on April 30, 1996, as an Exhibit to Registrant’s Post-Effective Amendment and incorporated herein by reference.

d.	Investment Advisory Contracts

(1)	Registrant’s Form of Consolidated and Restated Investment Advisory Agreement with Timothy Partners, Ltd. filed as an Exhibit to Registrant’s Post-Effective Amendment on January 24, 2023, and incorporated herein by reference.

(1.a)	Registrant’s Form of Amendment Advisory Agreement with Timothy Partners, Ltd., for US Large/Mid Core Enhanced ETF and the Timothy Plan High Dividend Stock Enhanced ETF. Filed as an Exhibit to Registrant’s Post-Effective Amendment filed on January 24, 2023, and incorporated herein by reference.

(1.b)	Registrant’s Form of Amendment Advisory Agreement with Timothy Partners, Ltd., for the Market Neutral ETF Fund. Filed as an Exhibit to Registrant’s Post-Effective Amendment filed on January 24, 2023, and incorporated herein by reference.

(2)	Registrants Form of Sub-Investment Advisory Agreement by and between Timothy Partners, Ltd. and Chartwell Investment Partners, on behalf of the Timothy Plan Aggressive Growth Fund, and Timothy Plan Large/Mid Cap Growth Fund, filed as Exhibit B to Registrant’s Definitive Proxy, Form DEF 14A, on November 6, 2007, and incorporated herein by reference.

(2.a)	Registrants Form of Sub-Investment Advisory Agreement by and between Timothy Partners, Ltd. and Chartwell Investment Partners, on behalf of the Timothy Plan Large/Mid Cap Growth Fund, filed as Exhibit to Registrant’s Post Effective Annual Amendment on April 15, 2020, and incorporated herein by reference.

(3)	Registrants form of Sub-Investment Advisory Agreement by and between Timothy Partners, Ltd. and Eagle Global Advisors , on behalf of the Timothy Plan International Fund, filed as an Exhibit to Registrant’s Post-Effective Amendment on May 2, 2007, and incorporated herein by reference.

(3.a)	Registrants Form of Sub-Investment Advisory Agreement by and between Timothy Partners, Ltd. and Eagle Global Advisors, on behalf of the Timothy Plan Israel Common Values Fund, filed as an Exhibit to Registrant’s Post-Effective Amendment on October 11, 2011, and incorporated herein by reference.

(4)	Registrants Form of Sub-Investment Advisory Agreement by and between Timothy Partners, Ltd. and Westwood Management Group, on behalf of the and Timothy Plan Small-Cap Value Fund, filed as an Exhibit to Registrant’s Post-Effective Amendment on April 27, 2006, and incorporated herein by reference.

(4.a)	Registrants Form of Sub-Investment Advisory Agreement by and between Timothy Partners, Ltd. and Westwood Management Group, on behalf of the Timothy Plan Large/Mid Cap Value Fund, filed as an Exhibit to Registrant’s Post-Effective Amendment on April 27, 2006, and incorporated herein by reference.

(5)	Copy of Interim Sub-Investment Advisory Agreement with Timothy Partners, Ltd. and Barrow, Hanley & Mewhinney & Strauss, on behalf of the Timothy Plan Fixed Income Fund , Timothy Plan High Yield Bond Fund, Timothy Growth and Income Fund and Timothy Plan Defensive Strategies Fund Fixed Income Allocation dated November 17, 2020, filed as an Exhibit to Registrant’s Post Effective Annual Amendment on January 28, 2021, and incorporated herein by reference.

(5.a)	Form of Sub-Investment Advisory Agreement with Timothy Partners, Ltd. and Barrow, Hanley & Mewhinney & Strauss, on behalf of the Timothy Plan Fixed Income Fund , Timothy Plan High Yield Bond Fund, Timothy Growth and Income Fund and Timothy Plan Defensive Strategies Fund Fixed Income Allocation, filed as an Exhibit to Registrant’s Post Effective Annual Amendment on January 28, 2021, and incorporated herein by reference.

(6)	Copy of Interim Sub-Investment Advisory Agreement with Timothy Partners, Ltd. and Chilton Capital Management, LLC on behalf of the Timothy Plan Defensive Strategies Fund REIT Allocation, dated November 1, 2020, filed as an Exhibit to Registrant’s Post Effective Annual Amendment on January 28, 2021, and incorporated herein by reference.

(6.a.)	Form of Sub-Investment Advisory Agreement with Timothy Partners, Ltd. and Chilton Capital Management, LLC on behalf of the Timothy Plan Defensive Strategies Fund REIT Allocation, filed as an Exhibit to Registrant’s Post Effective Annual Amendment on January 28, 2021, and incorporated herein by reference.

(7)	Copy of Sub-Investment Advisory Agreement by and between Timothy Partners, Ltd. and CoreCommodity, LLC, on behalf of the Timothy Plan Defensive Strategies Fund, filed as Exhibit B to Registrant’s Definitive Proxy, DEF 14A, on November 5, 2013, and incorporated herein by reference.

(8)	Copy of Sub-Investment Advisory Agreement by and between Timothy Partners, Ltd. and Victory Capital Management, Inc, on behalf of the Timothy Plan US Large Cap Core ETF, Timothy Plan US Small- Cap Core ETF, Timothy Plan International ETF, and Timothy Plan US High Dividend Stock ETF, filed as an Exhibit to Registrant’s Post-Effective Amendment filed on April 30, 2019, and incorporated herein by reference.

(8.a)	Copy of Amendment No. 1 to the Sub-Investment Advisory Agreement by and between Timothy Partners, Ltd. and Victory Capital Management, Inc, on behalf of the Timothy Plan US Large/Mid Cap Core Enhanced ETF and Timothy Plan US High Dividend Stock Enhanced ETF , filed as an Exhibit to Registrant’s Post-Effective Amendment filed on January 24, 2023, and incorporated herein by reference.

(8.b)	Form of Amendment No. 2 to the Sub-Investment Advisory Agreement by and between Timothy Partners, Ltd. and Victory Capital Management, Inc, on behalf of the Timothy Plan Market Neutral Income ETF, filed as an Exhibit to Registrant’s Post-Effective Amendment filed on January 30, 2023, and incorporated herein by reference.

(9)	Form of Registrants Contractual Advisory Fee Waiver by and between Timothy Partners, LTD and Timothy Plan Trust, filed with Post-Effective Amendment on January 30, 2023.

e.	Underwriting Contracts

	(1)	Form of Registrant’s Underwriting Agreement with Timothy Partners, Ltd., filed as an Exhibit to Registrant’s Post-Effective Amendment on July 22, 1997, and incorporated herein by reference.

	(1.a)	Form of Registrant’s Amendment to Underwriting Agreement with Timothy Partners Ltd. on behalf of the Timothy Plan Israel Common Values Fund, filed as an Exhibit to Registrant’s Post-Effective Amendment on October 11, 2011, and incorporated herein by reference.

	(1.b)	Form of Registrant’s Amendment to Underwriting Agreement with Timothy Partners Ltd. on behalf of the Timothy Plan Emerging Markets Fund , filed as an Exhibit to Registrant’s Post-Effective Amendment on November 30, 2012, and incorporated herein by reference.

	(1.c)	Copy of Registrant’s Amendment to Underwriting Agreement with Timothy Partners Ltd. on behalf of the Timothy Plan Growth and Income Fund , filed as an Exhibit to Registrant’s Post-Effective Amendment on October 1, 2013, and incorporated herein by reference.

	(2)	Form of Registrant’s Underwriting Agreement with Foreside Distributors, on behalf of the Timothy Plan ETF Funds, filed as an Exhibit to Registrant’s Post-Effective Amendment filed on January 24, 2023, and incorporated herein by reference.

f.	Bonus or Profit-Sharing Contracts - Not Applicable

g.	Custodian Agreements

	(1)	Copy of Registrants Custodian Agreement with Star Bank N.A. (k/n/a U.S. Bank N.A.), filed as an Exhibit to Registrant’s Post-Effective Amendment on April 30, 2002, and incorporated herein by reference.

(2)	Copy of Registrants Custodian Agreement with Citibank, N.A. for the Timothy Plan ETF Funds, filed as an Exhibit to Registrant’s Post-Effective Amendment on April 30, 2019, and incorporated herein by reference.

(2.a)	Copy of Registrants Amendment No. 1 to Global Custodian Agreement and Agency Services Agreement with Citibank, N.A. for the Timothy Plan US Large/Mid Core Enhanced ETF and the Timothy Plan High Dividend Stock Enhanced ETF, filed as an Exhibit to Registrant’s Post-Effective Amendment on January 24, 2023, and incorporated herein by reference.

(2.b)	Form of Registrants Amendment No. 2 to Custodian Agreement with Citibank, N.A. for the Timothy Plan Timothy Plan Market Neutral ETF, filed as an Exhibit to Registrant’s Post-Effective Amendment on January 24, 2023, and incorporated herein by reference.

(2.c)

Form of Registrants Amendment No. 3 to Custodian Agreement with Citibank, N.A. for the Timothy Plan Timothy ETF Funds, filed as an Exhibit to Registrant’s Post-Effective Amendment on January 24, 2023, and incorporated herein by reference.

(3)	Form of Registrants Brinks Precious Metals Storage Agreement for the Timothy Plan Funds, filed as an Exhibit to Registrant’s Post-Effective Amendment on January 24, 2023, and incorporated herein by reference.

h.	Other Material Contracts

	(1)	Registrant’s form of Mutual Fund Services Agreement with Gemini Fund Services, Inc., filed as an Exhibit to Registrant’s Post-Effective Amendment on January 28, 2015, and incorporated herein by reference.

(1.a)	Registrant’s Form of 1st Amendment to Mutual Fund Services Agreement with Gemini Fund Services, Inc., filed as an Exhibit to Registrants Post-Effective Amendment and incorporated herein by reference.

(1.b)	Registrant’s form of 2nd Amendment to Mutual Fund Services Agreement with Gemini Fund Services, Inc., filed as an Exhibit to Registrants Post-Effective Amendment and incorporated herein by reference.

(1.c)	Registrant’s Form of 3rd Amendment to Mutual Fund Services Agreement with Gemini Fund Services, Inc., filed as an Exhibit to Registrants Post-Effective Amendment and incorporated herein by reference.

(2)	Registrant’s form of Transfer Agent, Administrative and Fund Accounting Agreement with Citi Fund Services Ohio and Citibank, N.A ., filed as an Exhibit to Registrant’s Post-Effective Amendment on April 29, 2019, and incorporated herein by reference.

(2.a)	Copy of Registrant’s Amendment No. 1 to Transfer Agent, Administrative and Fund Accounting Agreement with Citi Fund Services Ohio and Citibank, N.A ., for the Timothy Plan US Large/Mid Core Enhanced ETF and the Timothy Plan High Dividend Stock Enhanced ETF filed as an Exhibit to Registrant’s Post-Effective Amendment on January 24, 2023, and incorporated herein by reference.

	(2.b)	Copy of Registrant’s Amendment No.2 to Transfer Agent, Administrative and Fund Accounting Agreement with Citi Fund Services Ohio and Citibank, N.A ., for the Timothy Plan ETF Funds filed as an Exhibit to Registrant’s Post-Effective Amendment on January 24, 2023, and incorporated herein by reference.

	(3)	Form of Trustee Powers of Attorney executed November 18, 2022, filed as an Exhibit to Registrant’s Post Effective Annual Amendment on January 24, 2023, and incorporated herein by reference.

	(3.a)	Form of Trustee Powers of Attorney executed November 28, 2022, and December 20, 2022, filed as an Exhibit to Registrant’s Post Effective Annual Amendment on January 24, 2023, and incorporated herein by reference.

i.	Opinion and Consent of Counsel – Opinion and Consent of Sullivan & Worchester, LLP., filed as an Exhibit to Registrant’s Post-Effective Amendment on May 1, 2023, and incorporated herein by reference.

j.	Other Opinions. Consent of Cohen & Company, Ltd. dated August 14, 2023

k.	Omitted Financial Statements - None

l.	Initial Capital Agreements – Investment letters between the Registrant and its initial shareholders, filed as an Exhibit to Registrant’s Post-Effective Amendment on April 30, 1996, are hereby incorporated by reference.

m.	Rule 12b-1 Plans

	(1)	Registrant’s Plan of Distribution for Class A Shares, which was filed as an Exhibit to Registrant’s Post- Effective Amendment on March 18, 1999, and incorporated herein by reference.

	(2)	Registrant’s Plan of Distribution for Class C shares, which was filed as an Exhibit to Registrant’s Post-effective Amendment on March 18, 1999, and incorporated herein by reference.

(3)	Registrant’s Form of Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan High Yield Fund and Timothy Plan International Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment on May 2, 2007, and incorporated herein by reference.

(4)	Registrant’s Form of Amendment to Plan of Distribution for Class C Shares, adding the Timothy Plan High Yield Fund and Timothy Plan International Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment on May 2, 2007, and incorporated herein by reference.

(5)	Registrant’s Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan Defensive Strategies Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment on August 6. 2009, and is incorporated herein by reference.

(6)	Registrant’s Amendment to Plan of Distribution for Class C Shares, adding the Timothy Plan Defensive Strategies Fund, which was filed as an Exhibit to Registrant’s Post-Effective on August 6, 2009, is hereby incorporated by reference.

(7)	Registrant’s Form of Amendment to Plan of Distribution for Class C shares, adding the Timothy Plan Israel Common Values Fund, filed as an Exhibit to Registrant’s Post-Effective Amendment on October 11, 2011, and incorporated herein by reference.

	(8)	Registrant’s Form of Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan Israel Common Values Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment on October 11, 2011, and incorporated herein by reference.

	(9)	Copy of Registrant’s Amended Plan of Distribution for Class C shares, adding the Timothy Plan Growth and Income Fund, which was filed as an Exhibit to Registrant’s Post-Effective on October 1, 2013, is hereby incorporated by reference.

	(10)	Copy of Registrant’s Amended Plan of Distribution for Class A shares, adding the Timothy Plan Growth and Income Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment on October 1, 2013, is hereby incorporated by reference.

n.	Rule 18f-3 Plan

	(1)	Registrant’s form of Multiple Class Plan filed as an Exhibit to Registrant’s Post-Effective Amendment, on January 24, 2023, and incorporated herein by reference.

o.	Reserved

p.	Code of Ethics

	(1)	Form of Code of Ethics for the Timothy Plan and Timothy Partners Ltd., filed as an Exhibit to Registrant’s Post-Effective Amendment dated April 15, 2020, and incorporated herein by reference.

	(2)	Form of Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, LLC, filed as an Exhibit to Registrant’s Post-Effective Amendment dated April 15, 2020, and incorporated herein by reference.

	(3)	Copy of Code of Ethics of Chartwell Investment Partners filed as an Exhibit to Registrant’s Post-Effective Amendment dated January 24, 2023, is hereby incorporated by reference.

	(4)	Form of Code of Ethics of Chilton Capital Management, LLC filed as an Exhibit to Registrant’s Post-Effective Amendment dated January 28, 2021, filed as an Exhibit to Registrant’s Post Effective Annual Amendment on January 28, 2021, and incorporated herein by reference.

(5)	Form of Code of Ethics of Eagle Global Advisors, LLC, filed as an Exhibit to Registrant’s Post-Effective Amendment dated April 15, 2020, and incorporated herein by reference.

(6)	Form of Code of Ethics of CoreCommodity, LLC, dated October 2020, filed as an Exhibit to Registrant’s Post-Effective Amendment dated April 30, 2021, is hereby incorporated by reference.

(7)	Form of Code of Ethics of Westwood Management Corp., dated September 14, 2020, filed as an Exhibit to Registrant’s Post-Effective Amendment dated April 30, 2021, is hereby incorporated by reference.

(8)	Form of Code of Ethics of Victory Capital Management, Inc. dated January 1, 2021, filed as an Exhibit to Registrant’s Post-Effective Amendment dated April 30, 2021, is hereby incorporated by reference.

Item 29.	Persons Controlled by or Under Common Control with Registrant - None

Item 30.	Indemnification

Under the terms of the Delaware Business Trust Act (effective 2002 the Delaware Statutory Trust Act) and the Registrant’s Agreement and Declaration of Trust and By-Laws, no officer or Trustee of the Trust shall have any liability to the Trust or its shareholders for damages, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust or the By-Laws.

The Delaware Business Trust Act, section 3817, permits a business trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 protects a trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

The Agreement and Declaration of Trust provides that the Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, manager or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every officer and Trustee of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s performance of his or her duties as a officer or Trustee of the Trust; provided that nothing contained in the Agreement and Declaration of Trust shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The By-Laws provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust), by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that such person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Trust, that his conduct was in the Trust’s best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust’s best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

The termination of any proceeding by judgment, order or settlement shall not of itself create a presumption that the person did not meet the requisite standard of conduct set forth above. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or any entry of an order of probation prior to judgment, shall create a rebuttable presumption that the person did not meet the requisite standard of conduct set forth above.

The By-Laws further provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

The By-Laws provide no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of an officer’s or Trustee’s office with the Trust. Further no indemnification shall be made:

(a) In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity; or

(b) In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable in the performance of that person’s duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Trust or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

(c) Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required approval as set forth below is obtained.

The By-Laws provide to the extent that an officer or Trustee has been successful, on the merits or otherwise, in the defense of any proceeding as set forth above before a court or other body before whom a proceeding was brought, the officer or Trustee shall be indemnified against expenses actually and reasonably incurred by the officer or Trustee in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the officer or Trustee was not liable by reason of the disabling conduct also as set forth above.

Except as provided for in the preceding paragraph, the By-Laws provide that any indemnification provided therein shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the officer or Trustee is proper in the circumstances because the officer or Trustee has met the applicable standard of conduct as set forth above and is not prohibited from indemnification because of the disabling conduct also as set forth above, by:

(a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940);

(b) A written opinion by an independent legal counsel; or

(c) The shareholders; however, shares held by an officer or Trustee who is a party to the proceeding may not be voted on the subject matter.

The By-Laws permit expenses incurred in defending any proceeding as set forth above to be advanced by the Trust before the final disposition of the proceeding if (a) receipt of a written affirmation by the officer or Trustee of his good faith belief that he has met the standard of conduct necessary for indemnification as set forth therein and a written undertaking by or on behalf of the officer or Trustee, such undertaking being an unlimited general obligation to repay the amount of the advance if it is ultimately determined that he has not me those requirements, and (b) a determination would not preclude indemnification as set forth therein. Determinations and authorizations of payments must be made in the manner specified above for determining that the indemnification is permissible.

No indemnification or advance is permitted under the By-Laws, with limited exceptions as set forth therein, in any circumstances where it appears:

(a) That it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

(b) That it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

The Trustees and officers of the Trust are entitled and empowered under the Agreement and Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Trust, whether or not a Fund would have the power to indemnify him against such liability under the Agreement and Declaration of Trust or By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, the officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable.

Item 31.	Business and Other Connections of the Investment Manager

(1.)	Covenant Funds, Inc., a Florida corporation and the managing general partner of the advisor, Timothy Partners, Ltd. Arthur D. Ally, is President and 75% shareholder of this corporation.

Item 32.	Principal Underwriter.

(1.a)	Timothy Partners, Ltd. is the principal underwriter for the Trust and currently acts only as an underwriter for the Trust.

(1.b)	The table below sets forth certain information as to the Underwriter’s directors, officers and control persons:

Name and Principal Business Address	Positions and Offices with the Underwriter	Positions and Offices with the Trust
Arthur D. Ally 1055 Maitland Center Commons Maitland, FL 32751	President of Timothy Partners, Ltd.	Chairman, President and Treasurer

(1. c)	None

Item 33.	Location of Accounts and Records.

Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, is maintained by the Trust at 1055 Maitland Center Commons, Maitland, Florida 32751, except for those maintained by the Trust’s custodians, US Bank, N.A., 425 Vine Street, Cincinnati, Ohio, 45202, CitiBank, N.A. 388 Greenwich Street, New York, NY 10013 and the Registrant’s administrator, transfer, redemption/ dividend disbursing agent and accounting services agent, Gemini Fund Services, Inc., 4221 N. 203rd St, Suite 100, Elkhorn, NE 68022-3474.

Each adviser (or sub-adviser) will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address of record for each separate series of the Trust that the adviser manages.

Item 34.	Management Services None

Item 35.	Undertakings.

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the 1940 Act, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Agreement and Declaration of Trust and By-Laws in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to directors, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

EXHIBIT INDEX

Exhibit Number	Description

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act, and the Registrant has duly caused this Post-Effective Amendment to the Registrant’s Registration Statement to be signed on its behalf by the undersigned,  thereto duly authorized, in the city of Maitland and the State of Florida on August 14, 2023.

THE TIMOTHY PLAN

By:	/s/ Arthur D. Ally
ARTHUR D. ALLY
Chairman, President and Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Arthur D. Ally	Chairman, President, Treasurer & Trustee	August 14, 2023
ARTHUR D. ALLY

/s/ Mathew D. Staver*	Trustee	August 14, 2023
MATHEW D. STAVER

/s/ Deborah Honeycutt*	Trustee	August 14, 2023
DEBORAH HONEYCUTT

/s/ Dale Bissonette*	Trustee	August 14, 2023
DALE BISSONETTE

/s/ Scott Preissler*	Trustee	August 14, 2023
SCOTT PREISSLER

/s/ Alan M. Ross*	Trustee	August 14, 2023
ALAN M. ROSS

/s/ Richard W. Copeland*	Trustee	August 14, 2023
RICHARD W. COPELAND

/s/ Abraham M. Rivera*	Trustee	August 14, 2023
ABRAHAM M. RIVERA

/s/ William W. Johnson*	Trustee	August 14, 2023
WILLAM W. JOHNSON

/s/ John C. Mulder*	Trustee	August 14, 2023
JOHN C. MULDER

/s/ Patrice Tsague*	Trustee	August 14, 2023
PATRICE TSAGUE
August 14, 2023
/s/ Kenneth Blackwell*	Trustee
KENNETH BLACKWELL

*By:	/s/ Arthur D. Ally

Arthur D. Ally, Attorney-in-Fact, pursuant to the powers of attorney incorporated herein by reference as filed with the SEC on January 24, 2023, with Post-Effective Amendment No. 112.